3: Prospectus

SEC Registration Nos.

2-69565 and 811-3101

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Post-Effective Amendment No. 51 XX

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 51 XX

Calvert Tax-Free Reserves

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4881

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing XX on April 30, 2002

pursuant to paragraph (b) pursuant to paragraph (b)

__ 60 days after filing __ on (date)

pursuant to paragraph (a) pursuant to paragraph (a)

of Rule 485.


Prospectus

Calvert Tax-Free Reserves

Money Market Portfolio

Limited-Term Portfolio

Long-Term Portfolio

Calvert National Municipal

Intermediate Fund

April 30, 2002

PROSPECTUS

April 30, 2002

CALVERT TAX-FREE RESERVES FUND

CTFR Money Market Portfolio

CTFR Limited-Term Portfolio

CTFR Long-Term Portfolio

CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND

About the Fund
2	Investment Objective, Strategy, Past Performance
11	Fees and Expenses
13	Investment Practices and Risks

About Your Investment
18	Calvert and the Portfolio Management Team
18	Advisory Fees
19	How to Buy Shares (Sales charges, etc.)
22	Important - How Shares are Priced
24	Other Calvert Features
(Exchanges, Minimum Account Balance, etc.)
27	Dividends, Capital Gains and Taxes
29	How to Sell Shares
31	Financial Highlights
36	Exhibit A - Reduced Sales Charges
38	Exhibit B - Service Fees and
Other Arrangements with Dealers

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CTFR MONEY MARKET

Objective

CTFR Money Market (the "Fund") seeks to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

Principal Investment Strategies and Related Risks

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

CTFR Money Market invests in fixed and floating rate municipal bonds and notes, variable rate demand notes, tax-exempt commercial paper, and other high quality, short-term municipal obligations. The Advisor looks for securities with strong credit quality that are attractively priced. This may include investments with unusual features or privately placed issues that are not widely followed in the fixed income marketplace.

Many of the instruments held by the Fund are supported by a credit facility (to improve the credit quality) or liquidity facility (to shorten the maturity) provided by banks; thus, the Fund has an exposure to the banking industry.

The Fund may purchase securities that have not been rated by a rating agency, so long as the Advisor determines they are of comparable credit quality to rated securities permissible for the Fund.

Unrated and privately placed securities may be less liquid than those that are rated or have an active trading market.

CTFR Money Market's yield will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. The Fund limits the amount it invests in any one issuer to try to lessen its exposure.

In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings, among other factors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

CTFR Money Market Performance

The bar chart and table below show the Fund's Class O annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The table compares the Fund's returns over time to the Lipper Tax-Exempt Money Market Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CTFR Money Market

Year-by-Year Total Return

[INSERT BAR CHART HERE]
Best Quarter (of periods shown)	Q2 '00	1.02%
Worst Quarter (of periods shown)	Q4 '01	0.34%

Average Annual Total Returns (for the periods ended 12.31.01)
	1 year	5 years	10 years
CTFR Money Market (Class O)	2.47%	3.21%	3.18%
Lipper Tax-Exempt Money Market
Funds Average	2.21%	2.91%	2.78%

For current yield information call 800-368-2745, or visit Calvert's website at www.calvert.com

CTFR LIMITED-TERM

Objective

CTFR Limited-Term (the "Fund") seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

Principal Investment Strategies

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

While seeking to achieve its objective, CTFR Limited-Term strives to minimize volatility in the net asset value (NAV) per share. The Advisor intends under normal circumstances to maintain an average portfolio maturity of three years or less. The Fund typically invests at least 85% of its net assets in investment grade debt securities. The Advisor looks for securities with strong credit quality that are attractively priced. This may include investments with unusual features or privately placed issues that are not widely followed in the fixed income marketplace.

The Fund may invest in a variety of tax-exempt obligations including tax-supported debt (general obligation bonds and notes of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, and qualified private activity bonds and other state and local government authorities, tax and revenue anticipation notes and bond anticipation notes, municipal leases, and certificates of participation in such investments. The obligations may be structured as variable rate or adjustable rate obligations and are often supported by a third party letter of credit.

Many of the instruments held by the Fund are supported by a credit facility (to improve the credit quality) or liquidity facility (to shorten the maturity) provided by banks; thus, the Fund has an exposure to the banking industry.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

o The market prices of bonds decline

o The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices might not work to achieve their desired result.

o The credit quality of the securities deteriorates such as an event of bankruptcy

o The Advisor's forecast as to interest rates is not correct. Increases in market interest rates can cause the price of a debt security to decrease.

o The Advisor's allocation among different sectors of the bond market does not perform as well as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CTFR Limited-Term Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The table compares the Fund's performance over time to that of the Lehman Municipal Bond Index. This is a widely recognized, unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Short Municipal Debt Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. Past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index or average used for comparison in the table.

CTFR Limited-Term

Year-by-Year Total Return (at NAV)

[INSERT BAR CHART HERE]
Best Quarter (of periods shown)	Q1 '95	1.64%
Worst Quarter (of periods shown)	Q1 '94	0.45%

Average Annual Total Returns (for the periods ended 12.31.01)

(with maximum sales charge deducted)
	1 year	5 years	10 years
CTFR Limited-Term
Return before taxes	3.40%	3.74%	3.96%
Return after taxes on distributions	3.40%	3.74%	3.96%
Return after taxes on distributions
and sale of Fund shares	3.69%	3.78%	3.97%
Lehman Municipal Bond Index TR	5.13%	5.98%	6.63%
Lipper Short Municipal Debt
Funds Average	4.71%	4.18%	4.37%

(Index reflects no deduction for fees, expenses, or taxes. Lipper Average reflects no deduction for taxes.)

CMF INTERMEDIATE

Objective

Calvert National Municipal Intermediate Fund (the "Fund") seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and certain quality and maturity characteristics.

Principal Investment Strategies

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax. Securities that generate income subject to alternative minimum tax may be included in the 80%.

The Fund typically invests at least 65% of its net assets in investment grade debt securities. The Advisor looks for securities with strong credit quality that are attractively priced. The average dollar-weighted maturity will be between 3 and 10 years.

The Fund may invest in tax-exempt obligations, such as tax-supported debt (general obligation bonds of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, and qualified private activity bonds and other state and local government authorities, municipal leases, and certificates of participation in such investments.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

o The market prices of bonds decline

o The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices might not work to achieve their desired result

o The credit quality of the securities deteriorates such as an event of bankruptcy

o The Advisor's forecast as to interest rates is not correct. Increases in market interest rates can cause the price of a debt security to decrease.

o The Advisor's allocation among different sectors of the bond market does not perform as well as expected

o The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of bonds. Gains or losses on a single bond may have greater impact on the Fund.

o The Fund may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit risk than investment grade bonds.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CMF Intermediate Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The information provides some indication of the risks of investing in the Fund. The chart shows how the performance of the shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman Municipal 10 Year Bond Index TR. This is a widely recognized, unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Intermediate Municipal Fund Debt Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. Past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index or average used for comparison in the table.

CMF Intermediate

Year-by-Year Total Return (at NAV)

[INSERT BAR CHART HERE]
Best Quarter (of periods shown)	Q1 '95	5.19%
Worst Quarter (of periods shown)	Q1 '94	(2.40%)

Average Annual Total Returns (for the periods ended 12.31.01)

(with maximum sales charge deducted)
	1 year	5 years	Since
			Inception
CMF Intermediate (inception 9/30/92)
Return before taxes	0.90%	4.16%	5.17%
Return after taxes on distributions	0.90%	4.11%	5.14%
Return after taxes on distributions
and sale of Fund shares	2.18%	4.20%	5.09%
Lehman Municipal 10 year
Bond Index TR	4.62%	5.94%	6.50%
Lipper Intermediate Municipal
Debt Funds Average	4.53%	4.83%	5.42%

(Index reflects no deduction for fees, expenses, or taxes. Lipper Average reflects no deduction for taxes.)

CTFR LONG-TERM

Objective

CTFR Long-Term (the "Fund") seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

Principal Investment Strategies

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

The Fund typically invests at least 65% of its net assets in investment grade debt securities. The Advisor looks for securities with strong credit quality that are attractively priced in various maturity ranges. To the extent it may do so consistent with its investment objective, the Fund follows a strategy to also seek to provide a competitive rate of total return. There is no limit on the Fund's average portfolio maturity.

The Fund may invest in a variety of tax-exempt obligations including tax-supported debt (general obligation bonds of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, and qualified private activity bonds and other state and local government authorities, municipal leases, and certificates of participation in such investments.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

o The market prices of bonds decline

o The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices might not work to achieve their desired result

o The credit quality of the securities deteriorates such as an event of bankruptcy

o The Advisor's forecast as to interest rates is not correct. Increases in market interest rates can cause the price of a debt security to decrease.

o The Advisor's allocation among different sectors of the bond market does not perform as well as expected

o The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of bonds. Gains or losses on a single bond may have greater impact on the Fund.

o The Fund may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit risk than investment grade bonds.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CTFR Long-Term Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman Municipal Bond Index. This is a widely recognized, unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper General Municipal Debt Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. Past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index or average used for comparison in the table.

CTFR Long-Term

Year-by-Year Total Return (at NAV)
Best Quarter (of periods shown)	Q1 '95	5.99%
Worst Quarter (of periods shown)	Q1 '94	(3.59%)

Average Annual Total Returns (for the periods ended 12.31.01)

(with maximum sales charge deducted)
	1 year	5 years	10 years
CTFR Long-Term
Return before taxes	(0.20%)	4.15%	5.50%
Return after taxes on distributions	(0.36%)	3.96%	5.39%
Return after taxes on distributions
and sale of Fund shares	1.73%	4.22%	5.44%
Lehman Municipal Bond Index TR	5.13%	5.98%	6.63%
Lipper General Municipal
Debt Funds Average	3.90%	4.78%	5.85%

(Index reflects no deduction for fees, expenses, or taxes. Lipper Average reflects no deduction for taxes.)

FEES AND EXPENSES
	Money	Limited-	Inter-	Long-
	Market	Term	mediate	Term
Shareholder Fees
(fees paid directly from
your account)

Maximum sales charge (load)
imposed on purchases	None	1.00%	2.75%	3.75%
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None	None1	None2	None2
or redemption proceeds,
whichever is lower)

Low balance fee	$3/month	None	None	None
(Money Market only, for
accounts under $1,000)

Annual fund operating
expenses (expenses that are
deducted from Fund assets)3

Management fees	.45%	.60%	.70%	.61%

Distribution and service
(12b-1) fees	None	None	None	.09%

Other expenses	.21%	.10%	.21%	.17%

Total annual fund
operating expenses	.66%	.70%	.91%	.87%

1 Purchases of Limited-Term shares for accounts with $250,000 or more are not subject to front-end sales charges, but may be subject to a 0.10% contingent deferred sales charge on shares redeemed within 9 months of purchase. (See "How to Buy Shares")

2 Purchases of Intermediate and Long-Term shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares redeemed within 1 year of purchase. (See "How to Buy Shares")

3 Expenses are based on the Fund's most recent fiscal year, except expenses for Money Market are restated for the current fiscal year. Management fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated;

o Your investment has a 5% return each year;

o The Fund's operating expenses remain the same; and

o You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Portfolio	Number of Years Investment is Held
	1 Year	3 Years	5 Years	10 Years
Money Market	$67	$211	$368	$822
Limited-Term	171	322	486	962
Intermediate	365	557	765	1,364
Long-Term	460	642	839	1,407

Investment Practices and Risks

The most concise description of the principal investment strategies and associated risks is under the earlier summary for each Fund. Limited-Term, Intermediate, and Long-Term are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the Fund's investment practices and techniques.

For each of the investment practices listed, the table below shows the limitations for Limited -Term, Intermediate and Long-Term as a percentage of assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the annual/semi-annual reports.

Key to Table

J Fund currently uses as a principal investment practice

q Permitted, but not typically used as a principal investment practice

(% of assets allowable, if restricted)

8 Not permitted

xN Allowed up to x% of Fund's net assets

xT Allowed up to x% of Fund's total assets

NA Not applicable to this type of fund

Investment Practices

(a) Temporary Defensive Positions.

During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Fund may not be able to achieve its investment objective.

Risks: Opportunity.
(a)
Ltd.-Term	q
Intermediate	q
Long-Term	q

Investment Practices and Risks (Cont'd)

Investment Practices

Conventional Securities

(b) Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market, Political and Credit.

(c) Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds, also known as high-yield bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity, Political and Information.

(d) Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity, Political and Information.

(e) Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.

Unleveraged derivative securities

(f) Asset-backed securities. Securities are issued by a special purpose entity and are backed by fixed-income or other interest bearing assets. Risks: Credit, Interest Rate, Political and Liquidity.

(g) Mortgage-backed securities. (typically, single-family mortgage bonds). Securities are backed by pools of mortgages, including passthrough certificates. Risks: Credit, Extension, Prepayment, Liquidity, Political and Interest Rate.
	(b)	(c)	(d)	(e)	(f)	(g)
Ltd.-Term	J	q, 15N	q	q, 15N	q	q
Intermediate	J	q, 35N	q	q, 15N	q	q
Long-Term	J	q, 35N	q	q, 15N	q	q

Investment Practices and Risks (Cont'd)

Investment Practices

Leveraged derivative instruments

(h) Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. Any options written by the Funds must be covered. Risks: Interest Rate, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

(i) Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Market, Leverage, Correlation, Liquidity and Opportunity.

(j) Structured securities. Inverse floating rate municipal notes and bonds. These securities tend to be highly sensitive to interest rate movements. Risks: Credit, Interest Rate, Market, Leverage, Liquidity, Political and Correlation.
	(h)	(i)	(j)
Ltd.-Term	NA	NA	q
Intermediate	q, 5N	q, 5N	q
Long-Term	q, 5N	q, 5N	q

The Funds have additional investment policies and restrictions (for example, repurchase agreements, reverse repurchase agreements, borrowing, pledging, and securities lending, and when-issued securities.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI.")

Types of Investment Risk

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that a Fund's portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk (Municipal Bonds)

The risk that different types of municipal bonds may be adversely affected by changes or proposed changes in the federal or state tax structure, economic and regulatory development, judicial opinions, and other factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

CALVERT AND THE PORTFOLIO MANAGEMENT TEAM

Calvert Asset Management Company, Inc. ("Calvert") , 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of March 31, 2002, Calvert had over $8 billion in assets under management.

Calvert uses a team approach to its management of the Funds. Since inception, investment selections for the Funds have been made by a committee of the Advisor's fixed-income portfolio managers. Reno J. Martini, Senior Vice President and Chief Investment Officer of Calvert, heads this team and oversees the management of all Calvert Funds for Calvert. Mr. Martini has over 24 years of experience in evaluating and purchasing municipal securities and has been the head of Calvert's asset management team since 1985.

ADVISORY FEES

The following table shows the aggregate annual advisory fee paid to Calvert by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. Note, it does not include the administrative service fee.
Fund	Advisory Fee
Money Market	.19%
Limited-Term	.59%
Intermediate	.60%
Long-Term	.60%

HOW TO BUY SHARES

Getting Started - Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, and several other types of accounts.

Money Market offers three classes of shares, all of which are sold without a sales charge. Only Money Market Class O is offered by this prospectus.

Shares of Limited-Term, Intermediate and Long-Term are sold with a front-end sales charge.

Investors pay a sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 in Limited-Term, or if your cumulative purchases or the value in your account is more than $50,000,4 then the sales charge is reduced to .75%.

Limited-Term
	Sales Charge as	% of Amount
Your investment	% of offering price	invested
Less than $50,000	1.00%	1.01%
$50,000 but less than $100,000	0.75%	0.76%
$100,000 but less than $250,000	0.50%	0.50%
$250,000 and over	None5	None5

Intermediate
	Sales Charge as	% of Amount
Your investment	% of offering price	invested
Less than $50,000	2.75%	2.83%
$50,000 but less than $100,000	2.25%	2.30%
$100,000 but less than $250,000	1.75%	1.78%
$250,000 but less than $500,000	1.25%	1.27%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None6	None6

Long-Term
	Sales Charge as	% of Amount
Your investment	% of offering price	invested
Less than $50,000	3.75%	3.90%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None6	None6

4 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the higher of cost or current value of shares you have previously purchased in Calvert Funds that impose sales charges. This automatically applies to your account for each new purchase of shares.

5 Purchases of Limited-Term shares at NAV for accounts with $250,000 or more on which a finder's fee has been paid are subject to a nine month contingent deferred sales charge ("CDSC") of 0.10%. See the "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

6 Purchases of Intermediate and CTFR Long-Term shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid are subject to a one year CDSC of 0.80%. See the "Calculation of Contingent Deferred Sales Charge."

The front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of registered investment advisers. For details on these and other purchases that may qualify for a reduced sales charge, see Exhibit A.

Calculation of Contingent Deferred Sales Charge

The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

Distribution and Service Fees

Intermediate and Long-Term have each adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit B for more service fee information.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year. The fees are based on average daily net assets.

Maximum Payable under Plan/Amount Actually Paid
Money Market	None/None
Limited-Term	None/None
Intermediate	0.25%/None
Long-Term	0.35%/0.09%

Next Step - Account Application

Complete and sign an application for each new account. For more information, contact your financial professional or our shareholder services department at 800-368-2748.
Minimum To Open an Account	Minimum additional
$2,000	investments -$250
(The Money Market Portfolio
may charge a $2 service fee on
check purchases of less than $250)

Please make your check payable

to the Fund and mail it to:

New Accounts	Subsequent Investments
(include application)	(include investment slip)
Calvert	Calvert
P.O. Box 219544	P.O. Box 219739
Kansas, City MO	Kansas City, MO
64121-9544	64121-9739

Certified or	Calvert
Overnight Mail	c/o NFDS,
330 West 9th St.
Kansas City, MO 64105-1807

At the Calvert Office	Visit the Calvert Office to make
investments by check. See the
back cover page for the address.

IMPORTANT - HOW SHARES ARE PRICED

The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value. CTFR Money Market is valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE")

(normally 4 p.m. ET), and at such other times as may be necessary or appropriate. Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but purchases cannot be received because the banks are closed.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the NAV next calculated after your order is received in good order. All of your purchases must be made in US dollars. No cash or third party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. As a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. The Money Market Portfolio may charge a $2 service fee on any purchase less than the $250 minimum for subsequent investments. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

CTFR Money Market

Your purchase will be credited at the net asset value calculated after your order is received and accepted. If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

OTHER CALVERT FEATURES

Calvert Information Network

For 24 hour performance and account information call 800-368-2745 or visit www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert Money Controller

Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your financial professional or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, each Fund and the distributor may reject any order considered market-timing activity.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25. CTFR Money Market will charge a $25 service fee for drafts returned for insufficient or uncollected funds.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Minimum Account Balance

Please maintain a balance in each of your accounts of at least $1,000 per class. If the balance in your CTFR Money Market account falls below the minimum during a month, a $3 monthly fee may be charged to your account. If the balance in any of your accounts falls below the minimum during a month, your account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum, and will be closed if the balance is not brought up to the required minimum amount within 30 days.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.
CTFR Money Market	Accrued daily, paid monthly
CTFR Limited-Term	Paid monthly
CMF Intermediate	Paid monthly
CTFR Long-Term	Paid monthly

Dividend payment options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Group Fund may be automatically invested in an identically registered account in any other Calvert Group Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend (Not Applicable to CTFR Money Market)

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

Dividends derived from interest on municipal obligations constitute exempt-interest dividends, on which you are not subject to federal income tax. However, dividends which are from taxable interest and any distributions of short term capital gain are taxable to you as ordinary income. If the Fund makes any distributions of long-term capital gains, then these are taxable to you as long-term capital gains, regardless of how long you held your shares of the Fund. Dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum tax for individuals and for corporations. The Funds may derive up to 20% of their income from taxable investments, for liquidity purposes or pending investment. Interest earned from taxable investments will be taxable as ordinary income.

If any taxable income or gains are paid, in January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested.

CTFR Limited-Term, Long-Term and CMF Intermediate Only:

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

You may be subject to state or local taxes on your investment, depending on the laws in your area. A letter will be mailed to you in January detailing the percentage invested in your state the previous tax year. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemptions proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written on CTFR Money Market during the hold period will be returned for uncollected funds.

Your shares will be redeemed at the next NAV calculated (less any applicable CDSC) after your redemption request is received by the transfer agent in good order. The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting (CTFR Money Market only)

You may redeem shares in your CTFR Money Market account by writing a draft for at least $250. If you complete and return the signature card for Draftwriting, the Fund will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Calvert will provide printed drafts (checks). You may not print your own. Any customer-printed checks will not be honored and will be returned without notice. The Fund will charge a service fee for drafts returned for insufficient funds. The Fund will charge $25 for any stop payment on drafts. The Fund will charge a $25 fee on drafts returned for any reason. As a service to shareholders, shares may be automatically transferred between your Calvert accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Shares subject to a CDSC which are redeemed by Systematic Check Redemption will be charged the CDSC.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Dealer

Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in "Good Order"

All redemption requests must be received by the transfer agent in "good order." This means that your request must include:

o The Fund name and account number.

o The amount of the transaction (in dollars or shares).

o Signatures of all owners exactly as registered on the account (for mail requests).

o Signature guarantees (if required).*

o Any supporting legal documentation that may be required.

o Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 fiscal years (or if shorter, the period of the Fund's operations). The Fund's fiscal year end is December 31. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information for 2001 and 2000 has been audited by Arthur Andersen LLP whose most recent report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for years presented prior to December 31, 2000 has been audited by other auditors.

Money Market Portfolio

Financial Highlights
	Years Ended
	December 31,	December 31,
Class 0 Shares	2001	2000
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.024	.039
Distributions from
Net investment income	(.024)	(.039)
Net realized gain	**	-
Total distributions	(.024)	(.039)
Net asset value, ending	$1.00	$1.00

Total return	2.47%	3.95%
Ratios to average net assets:
Net investment income	2.41%	3.87%
Total expenses	.63%	.65%
Expenses before offsets	.63%	.65%
Net expenses	.61%	.63%
Net assets, ending (in thousands)	$1,254,312	$1,253,987

		Years Ended
	December 31,	December 31,	December 31,
Class O Shares	1999	1998	1997
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.030	.032	.033
Distributions from
Net investment income	(.030)	(.032)	(.033)
Net asset value, ending	$1.00	$1.00	$1.00

Total return	3.04%	3.22%	3.38%
Ratios to average net assets:
Net investment income	2.97%	3.17%	3.32%
Total expenses	.65%	.65%	.65%
Expenses before offsets	.65%	.65%	.65%
Net expenses	.64%	.64%	.64%
Net assets, ending (in thousands)	$1,277,935	$1,355,322	$1,405,350

Limited-Term Portfolio

Financial Highlights
	Years Ended
	December 31,	December 31,
	2001	2000
Net asset value, beginning	$10.66	$10.64
Income from investment operations
Net investment income	.44	.45
Net realized and unrealized gain (loss)	.03	.02
Total from investment operations	.47	.47
Distributions from
Net investment income	(.44)	(.45)
Total increase (decrease) in net asset value	.03	.02
Net asset value, ending	$10.69	$10.66
Total return*	4.46%	4.53%
Ratios to average net assets:
Net investment income	4.09%	4.22%
Total expenses	.70%	.72%
Expenses before offsets	.70%	.72%
Net expenses	.69%	.70%
Portfolio turnover	63%	82%
Net assets, ending (in thousands)	$670,479	$463,465
		Years Ended
	December 31,	December 31,	December 31,
	1999	1998	1997
Net asset value, beginning	$10.71	$10.70	$10.69
Income from investment operations
Net investment income	.37	.40	.42
Net realized and unrealized gain (loss)	(.07)	.01	.01
Total from investment operations	.30	.41	.43
Distributions from
Net investment income	(.37)	(.40)	(.42)
Total increase (decrease) in net asset value	(.07)	.01	.01
Net asset value, ending	$10.64	$10.71	$10.70
Total return*	2.86%	3.87%	4.07%
Ratios to average net assets:
Net investment income	3.47%	3.70%	3.91%
Total expenses	.71%	.71%	.70%
Expenses before offsets	.71%	.71%	.70%
Net expenses	.70%	.70%	.69%
Portfolio turnover	78%	45%	52%
Net assets, ending (in thousands)	$523,743	$547,212	$490,180

Intermediate Portfolio

Financial Highlights
	Years Ended
	December 31,	December 31,
	2001	2000
Net asset value, beginning	$10.64	$10.12
Income from investment operations
Net investment income	.45	.46
Net realized and unrealized gain (loss)	(.06)	.52
Total from investment operations	.39	.98
Distributions from
Net investment income	(.45)	(.46)
Total distributions	(.45)	(.46)
Total increase (decrease) in net asset value	(.06)	.52
Net asset value, ending	$10.58	$10.64
Total return *	3.65%	9.91%
Ratios to average net assets:
Net investment income	4.15%	4.47%
Total expenses	.91%	.95%
Expenses before offsets	.91%	.95%
Net expenses	.90%	.89%
Portfolio turnover	43%	32%
Net assets, ending (in thousands)	$77,323	$72,104
		Years Ended
	December 31,	December 31,	December 31,
	1999	1998	1997
Net asset value, beginning	$10.82	$10.79	$10.56
Income from investment operations
Net investment income	.43	.45	.50
Net realized and unrealized gain (loss)	(.64)	.13	.23
Total from investment operations	(.21)	.58	.73
Distributions from
Net investment income	(.43)	(.46)	(.50)
Net realized gains	(.06)	(.09)	-
Total distributions	(.49)	(.55)	(.50)
Total increase (decrease) in net asset value	(.70)	.03	.23
Net asset value, ending	$10.12	$10.82	$10.79
Total return *	(2.01%)	5.46%	7.11%
Ratios to average net assets:
Net investment income	4.12%	4.17%	4.71%
Total expenses	.93%	.97%	.97%
Expenses before offsets	.93%	.97%	.97%
Net expenses	.90%	.94%	.94%
Portfolio turnover	38%	44%	29%
Net assets, ending (in thousands)	$58,093	$71,065	$48,933

Long-Term Portfolio

Financial Highlights

	Years Ended
	December 31,	December 31,
	2001	2000
Net asset value, beginning	$16.46	$15.30
Income from investment operations
Net investment income	.73	.77
Net realized and unrealized gain (loss)	(.13)	1.15
Total from investment operations	.60	1.92
Distributions from
Net investment income	(.73)	(.76)
Net realized gains	(.13)	-
Total distributions	(.86)	(.76)
Total increase (decrease) in net asset value	(.26)	1.16
Net asset value, ending	$16.20	$16.46

Total return*	3.68%	12.93%
Ratios to average net assets:
Net investment income	4.47%	4.89%
Total expenses	87%	.90%
Expenses before offsets	.87%	.90%
Net expenses	.85%	.85%
Portfolio turnover	85%	85%
Net assets, ending (in thousands)	$63,329	$52,517

		Years Ended
	December 31,	December 31,	December 31,
	1999	1998	1997
Net asset value, beginning	$16.81	$17.28	$16.81
Income from investment operations
Net investment income	.70	.78	.87
Net realized and unrealized gain (loss)	(1.44)	.06	.50
Total from investments	(.74)	.84	1.37
Distributions from
Net investment income	(.70)	(.80)	(.87)
Net realized gains	(.07)	(.51)	(.03)
Total distributions	(.77)	(1.31)	(.90)
Total increase (decrease) in net asset value	(1.51)	(.47)	.47
Net asset value, ending	$15.30	$16.81	$17.28

Total return*	(4.52%)	5.01%	8.41%
Ratios to average net assets:
Net investment income	4.35%	4.58%	5.16%
Total expenses	.88%	.87%	.87%
Expenses before offsets	.88%	.87%	.87%
Net expenses	.84%	.84%	.85%
Portfolio turnover	80%	72%	41%
Net assets, ending (in thousands)	$51,146	$57,677	$50,966

* Total return is not annualized for periods less than one year and does not reflect deduction of Class A front-end sales charge.

** Distribution was less than .001 per share.

EXHIBIT A

REDUCED SALES CHARGES -- (CTFR Limited-Term, CMF Intermediate and CTFR Long-Term)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Rights of Accumulation can be applied to several accounts

The sales charge breakpoints are automatically calculated for each account based on the higher of cost or current value of shares previously purchased. This privilege can be applied to a family group or other qualified group* upon request. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, based on the higher of cost or current value of shares previously purchased and currently held by all the members of the group.

Letter of Intent

If you (or your group, as described above) plan to purchase $50,000 or more of Calvert Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market portfolio purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

Neither the Funds, nor Calvert Distributors, Inc. ("CDI"), nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

* A "qualified group" is one which:

1. has been in existence for more than six months, and

2. has a purpose other than acquiring shares at a discount, and

3. satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers. A pension plan is not a qualified group for rights of accumulation.

Other Circumstances

There is no sales charge on shares of any Fund of the Calvert Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Funds, employees of Calvert and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for Calvert, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) Purchases made through a Registered Investment Advisor; (iv) Trust departments of banks or savings institutions for trust clients of such bank or institution, (v) Purchases through a broker maintaining an omnibus account with the Fund, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

Established Accounts

Shares of the Long-Term Portfolio may be sold at net asset value to you if your account was established on or before September 15, 1987, or April 30, 1988, for the Limited-Term Portfolio.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another account with no additional sales charge.

Purchases made at NAV

Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no additional sales charge.

Reinstatement Privilege

If you redeem shares and then within 60 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Funds reserve the right to modify or eliminate this privilege.

EXHIBIT B

Service Fees and Arrangements With Dealers

Calvert Distributors, Inc., each Fund's underwriter, pays dealers a commission, or reallowance (expressed as a percentage of the offering price) when you purchase shares. CDI also pays dealers an ongoing service fee while you own shares of a Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment which differs depending on the Class.

Maximum Commission/Service Fees*
CTFR Money Market (Class O)	None/0.25%
CTFR Limited-Term	1.00%/0.15%
CMF Intermediate	2.25%/0.15%
CTFR Long-Term	3.00%/0.25%

*Service fee begins to accrue in first month after purchase.

Occasionally, CDI may reallow to dealers the full front-end sales charge. CDI may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI may pay dealers a finder's fee on CTFR Long-Term and CMF Intermediate shares purchased at NAV in accounts with $1 million or more. The CTFR Long-Term and CMF Intermediate finder's fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% on $2 to $3 million, 0.40% on $3 to $50 million, 0.20% on $50 to $100 million, and 0.12% over $100 million. CDI also pays dealers a finder's fee on CTFR Limited-Term shares purchased at NAV in accounts with $250,000 or more. The CTFR Limited-Term Finder's fee is 0.10% of the NAV purchase amount. If a finder's fee is paid, and some or all of the purchase is exchanged into another fund with a lower finder's fee within one year, then CDI will recoup the difference in the finder's fee from the broker. Purchases of shares of CTFR Long-Term and CMF Intermediate at NAV for accounts on which a finder's fee has been paid are subject to a one-year CDSC of 0.80%. Purchases of shares of CTFR Limited-Term at NAV for accounts on which a finder's fee has been paid are subject to a nine-month CDSC of 0.10% All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To Open an Account:

800-368-2748

Performance and Prices:

www.calvert.com

Calvert Information Network

24 hours, 7 days a week

800-368-2745

Service for Existing Accounts:

Shareholders 800-368-2745

Brokers 800-368-2746

TDD for Hearing-Impaired:

800-541-1524

Calvert Office:

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

Registered, Certified or

Overnight Mail:

Calvert

c/o NFDS

330 West 9th Street

Kansas City, MO 64105

Calvert Web-Site:

www.calvert.com

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert

4550 Montgomery Ave., Suite 1000N

Bethesda, MD 20814

Telephone: 1-800-368-2745

Calvert Web-Site:

www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act file:

no. 811-3101 (CTFR)

no. 811-6525 (CMF)


Prospectus

Calvert Tax-Free Reserves

California Money Market Portfolio

April 30, 2002

PROSPECTUS

April 30, 2002

CALVERT TAX-FREE RESERVES (CTFR)

California Money Market Portfolio

About the Fund
2	Investment Objective, Strategy, Past Performance
5	Fees and Expenses

About Your Investment
6	About Calvert
6	Advisory Fees
7	How to Buy Shares
7	Important - How Shares are Priced
8	When Your Account Will be Credited
8	Other Calvert Features
(Exchanges, Minimum Account Balance, etc.)
10	Dividends, Capital Gains, and Taxes
12	How to Sell Shares
14	Financial Highlights
16	Service Fees and Arrangements with Dealers

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT OBJECTIVE, STRATEGY, AND PAST PERFORMANCE

Objective

CTFR California Money Market (the "Fund") seeks to earn the highest level of interest income, exempt from federal and California state income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

Principal Investment Strategies and Related Risks

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal and California state income tax. This may include some securities of issuers located outside of California.

CTFR California Money Market invests in fixed and floating rate municipal bonds and notes, variable rate demand notes, tax exempt commercial paper, and other high quality, short term municipal obligations. The Advisor looks for securities with strong credit quality that are attractively priced. This may include investments with unusual features or privately placed issues, that are not widely followed in the fixed income marketplace.

Because the Fund invests primarily in California municipal obligations, the economy and political climate in that state have a great impact on the Fund.

Many of the instruments held by the Fund are supported by a credit facility (to improve credit quality) or liquidity facility (to shorten the maturity) provided by banks; thus, the Fund has a wide exposure to the banking industry.

The Fund may purchase securities that have not been rated by a rating agency, so long as the Advisor determines they are of comparable credit quality to rated securities permissible for the Fund.

Unrated and privately placed securities may be less liquid than those that are rated or have an active trading market.

The Fund's yield will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. The Fund limits the amount it invests in any one issuer to try to lessen its exposure.

In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings, among other factors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

CTFR California Money Market Performance

The bar chart and table below show the Fund's annual returns and its long term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The table compares the Fund's returns over time to the Lipper California Tax-Exempt Money Market Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CTFR California Money Market

Year-by-Year Total Return

[INSERT BAR CHART HERE]
Best Quarter (of periods shown)	Q2 '95	0.97%
Worst Quarter (of periods shown)	Q4 '01	0.29%

Average Annual Total Returns (for the periods ended 12.31.01)
	1 year	5 years	10 years

CTFR California Money Market	1.99%	2.90%	2.94%
Lipper California Tax Exempt
Money Market Funds Average	1.99%	2.68%	2.66%

For current yield information call 800-368-2745, or visit Calvert's web site at www.calvert.com

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(paid directly from your account)
Maximum sales charge (load)	None
Maximum deferred sales charge (load)	None
Low balance fee	$3/month
(accounts under $1,000)

Annual Fund Operating Expenses1

(expenses that are deducted from Fund assets)
Management fees	.51%
Distribution and service (12b-1) fees	None
Other expenses	.18%
Total annual fund operating expenses	.69%

1 Expenses are restated for the upcoming fiscal year. Management fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated;

o Your investment has a 5% return each year;

o The Fund's operating expenses remain the same; and

o You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
CTFR California
Money Market	$70	$221	$384	$859

About Calvert

Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, ("Calvert") is the Fund's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of March 31, 2002, Calvert had over $8 billion in assets under management.

Advisory Fees

The aggregate annual advisory fee paid to Calvert by the Fund for the most recent fiscal year was 0.50% of the Fund's average daily net assets. Note, it does not include administrative service fees.

How to Buy Shares

Complete and sign an application for each new account. For more information, contact your financial professional or our shareholder services department at 800-368-2748.
Minimum To Open an Account	Minimum additional investments
$2,000	$250
(The Fund may charge a $2 service fee on
purchases of less than $250)

Please make your check payable

to the Fund and mail it to:

New Accounts

(include application)

Calvert

P.O. Box 219544

Kansas City, MO 64121-9544

Subsequent Investments

(include investment slip)

Calvert

P.O. Box 219739

Kansas City, MO 64121-9739
By Registered,	Calvert
Certified, or	c/o NFDS,
Overnight Mail	330 West 9th St.
Kansas City, MO 64105-1807

At the Calvert Office: Visit the Calvert Office to make

investments by check.

IMPORTANT - HOW SHARES ARE PRICED

The price of shares is based on the Fund's net asset value ("NAV"). NAV is computed by adding the value of the Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

CTFR California Money Market is valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but purchases cannot be received because the banks are closed.

All of your purchases must be made in US dollars. No cash or third party checks will be accepted. No credit card or credit loan checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. As a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred.

Your purchase will be credited at the net asset value next calculated after your order is received and accepted. If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

OTHER CALVERT FEATURES

Calvert Information Network

For 24 hour performance and account information call 800-368-2745 or visit www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert Money Controller

Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax exempt and corporate bond funds, and money market funds (call your financial professional or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25. The Fund will charge a $25 service fee for drafts returned for insufficient or uncollected funds.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Minimum Account Balance

Please maintain a balance in your account of at least $1,000. If the balance in your account falls below the minimum during a month, a $3 monthly fee may be charged to your account.

DIVIDENDS, CAPITAL GAINS AND TAXES

The Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short term capital gains (treated as dividends for tax purposes) and net long term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividends in CTFR California Money Market are accrued daily and paid monthly.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares.

Federal Taxes

Dividends derived from interest on municipal obligations constitute exempt interest dividends, on which you are not subject to federal income tax. However, dividends which are from taxable interest and any distributions of short term capital gain are taxable to you as ordinary income. If the Fund makes any distributions of long term capital gains, then these are taxable to you as long term capital gains, regardless of how long you held your shares of the Fund. Dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum tax for individuals and for corporations. The Fund may derive up to 20% of its income from taxable short term money market investments, for liquidity purposes or pending investment. Interest earned from taxable investments will be taxable as ordinary income.

If any taxable income or gains are paid, in January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested.

Other Tax Information

To the extent that exempt interest dividends are derived from earnings attributable to California Municipal Obligations, they will also be exempt from state and local personal income tax in California. The dividends may be subject to California franchise taxes and corporate income taxes if received by a corporation subject to such taxes. A letter will be mailed to you in January detailing the percentage invested in California during the previous tax year.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day the Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemptions proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written during the hold period will be returned for uncollected funds.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the transfer agent in good order. The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90 day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests

Calvert, P.O. Box 219544, Kansas City, MO 64121 9544

Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting

You may redeem shares in your account by writing a draft for at least $250. If you complete and return the signature card for Draftwriting, the Fund will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Calvert will provide printed drafts (checks). You may not print your own. Any customer-printed checks will not be honored and will be returned without notice. The Fund will charge a service fee for drafts returned for insufficient funds. The Fund will charge $25 for any stop payment on drafts or for drafts returned for any reason. As a service to shareholders, shares may be automatically transferred between your Calvert accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account,

please provide a copy of the trust document, certified within the last 60 days.)

Through your Dealer

Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in "Good Order"

All redemption requests must be received by the transfer agent in "good order." This means that your request must include:

o The Fund name and account number.

o The amount of the transaction (in dollars or shares).

o Signatures of all owners exactly as registered on the account (for mail requests).

o Signature guarantees (if required).*

o Any supporting legal documentation that may be required.

o Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years. The Fund's fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for 2000 and 2001 has been audited by Arthur Andersen LLP whose most recent report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for years presented prior to December 31, 2000 has been audited by other auditors.

Financial Highlights
	Years Ended
	December 31,	December 31,
	2001	2000
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.020	.032
Distributions from
Net investment income	(.020)	(.032)
Net asset value, ending	$1.00	$1.00

Total return	1.99%	3.22%
Ratios to average net assets:
Net investment income	1.94%	3.16%
Total expenses	.67%	.68%
Expenses before offsets	.67%	.68%
Net expenses	.66%	.65%
Net assets, ending (in thousands)	$434,042	$397,100

		Years Ended
	December 31,	December 31,	December 31,
	1999	1998	1997
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.028	.031	.032
Distributions from
Net investment income	(.028)	(.031)	(.032)
Net asset value, ending	$1.00	$1.00	$1.00
Total return	2.80%	3.19%	3.28%
Ratios to average net assets:
Net investment income	2.75%	3.13%	3.22%
Total expenses	.66%	.69%	.71%
Expenses before offsets	.66%	.67%	.66%
Net expenses	.65%	.65%	.65%
Net assets, ending (in thousands)	$427,945	$437,575	$321,001

SERVICE FEES AND ARRANGEMENTS WITH DEALERS

Calvert Distributors, Inc., the Fund's underwriter, pays dealers an ongoing service fee of up to 0.20% while you own shares of the Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer).

Calvert, CDI, or their affiliates may pay, from their own resources, certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees.

To Open an Account:

800-368-2748

Performance and Prices:

www.calvert.com

Calvert Information Network

24 hours, 7 days a week

800-368-2745

Service for Existing Accounts:

Shareholders 800-368-2745

Brokers 800-368-2746

TDD for Hearing Impaired:

800-541-1524

Calvert Office:

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

Registered, Certified or

Overnight Mail:

Calvert

c/o NFDS

330 West 9th Street

Kansas City, MO 64105

Calvert Web Site

www.calvert.com

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi Annual Reports: Additional information about the Fund's investments is available in the Fund's Annual and Semi Annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert

4550 Montgomery Ave., Suite 1000N

Bethesda, MD 20814

Telephone: 800-368-2745

Calvert Web Site

www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act file: no. 811-3101 (CTFR)


Prospectus

Calvert Tax-Free Reserves

Vermont Municipal Portfolio

April 30, 2002

PROSPECTUS

April 30, 2002

CALVERT TAX-FREE RESERVES FUND

Vermont Municipal Portfolio

About the Fund
2	Investment Objective, Strategy, Past Performance
5	Fees and Expenses
6	Investment Practices and Risks

About Your Investment
10	About Calvert
10	Advisory Fees
10	How to Buy Shares (Sales charges, etc.)
12	Important - How Shares are Priced
13	Other Calvert Features
(Exchanges, Minimum Account Balance, etc.)
15	Dividends, Capital Gains and Taxes
17	How to Sell Shares
20	Financial Highlights
22	Exhibit A- Reduced Sales Charges
24	Exhibit B- Service Fees and Arrangements with Dealers

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Objective

CTFR Vermont Municipal (the "Fund") seeks to earn the highest level of interest income exempt from federal and Vermont state income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

Principal Investment Strategies

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal and Vermont state income tax. This may include some securities of issuers located outside of Vermont.

The Fund typically invests at least 65% of its net assets in investment grade debt securities. The Advisor looks for securities with strong credit quality that are attractively priced in various maturity ranges. To the extent it may do so consistent with its investment objective, the Fund follows a strategy to also seek to provide a competitive rate of total return. There is no limit on the Fund's average portfolio maturity or duration (another measure of the Fund's interest rate sensitivity), although the average portfolio duration is expected to be between four and nine years.

The Fund may invest in a variety of tax-exempt obligations including tax-supported debt (general obligation bonds of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, and qualified private activity bonds and other state and local government authorities, municipal leases, and certificates of participation in such investments.

Because the Fund invests primarily in Vermont municipal obligations, the economy and political climate in that state have a great impact on the Fund. The Fund may invest up to 25% of its assets in a single issuer.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

o The market prices for bonds decline

o The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices might not work to achieve their desired result

o The credit quality of the securities deteriorates such as an event of bankruptcy

o The Advisor's forecast as to interest rates is not correct. Increases in market interest rates can cause the price of a debt security to decrease.

o The Advisor's allocation among different sectors of the bond market does not perform as well as expected

o The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of bonds. Gains or losses on a single bond may have greater impact on the Fund.

o The Fund may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit risk than investment grade bonds.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CTFR Vermont Municipal Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman Municipal Bond Index. This is a widely recognized, unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Other States Municipal Debt Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. Past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index and average used for comparison in the table.

CTFR Vermont Municipal

Year-by-Year Total Return (at NAV)

[INSERT BAR CHART HERE]
Best Quarter (of periods shown)	Q1 '95	4.90%
Worst Quarter (of periods shown)	Q1 '94	(3.55%)

Average Annual Total Returns (for the periods ended 12.31.01)

(with maximum sales charge deducted)
	1 year	5 years	10 years

CTFR Vermont Municipal
Return before taxes	(0.21%)	3.50%	5.04%
Return after taxes on distributions	(0.23%)	3.36%	4.94%
Return after taxes on distributions
and sale of Fund shares	1.52%	3.67%	5.01%
Lehman Municipal Bond Index TR	5.13%	5.98%	6.63%
Lipper Other States Municipal
Debt Funds Average	4.32%	4.80%	5.45%

(Index reflects no deduction for fees, expenses, or taxes. Lipper Average reflects no deduction for taxes.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

Shareholder Fees (paid directly from your account)
Maximum sales charge (load)	3.75%
(as a percentage of offering price)
Maximum deferred sales charge (load)	None1
(as a percentage of purchase or
redemption proceeds, whichever is lower)

Annual Fund Operating Expenses2

(expenses that are deducted from Fund assets)
Management fees	.61%
Distribution and service (12b-1) fees	None
Other expenses	.18%
Total annual fund operating expenses	.79%

1 Purchases of shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares redeemed within 1 year of purchase. (See "How to Buy Shares")

2 Expenses are based on the Fund's most recent fiscal year. Management fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

o You invest $10,000 in the Fund for the time periods indicated;

o Your investment has a 5% return each year;

o The Fund's operating expenses remain the same; and

o You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
CTFR Vermont
Municipal	$453	$618	$797	$1,316

Investment Practices and Risks

The most concise description of the principal investment strategies and associated risks is under the earlier summary. The Fund is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the Fund's investment practices and techniques.

For each of the investment practices listed, the table below shows the Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the annual/semi-annual reports.

Key to Table

J Fund currently uses as a principal investment practice

q Permitted, but not typically used as a principal investment practice

(% of assets allowable, if restricted)

8 Not permitted

xN Allowed up to x% of Fund's net assets

xT Allowed up to x% of Fund's total assets

NA Not applicable to this type of fund

Investment Practices

Temporary Defensive Positions.

During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, the Fund may not be able to achieve its investment objective.

Risks: Opportunity.

- q

Conventional Securities

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market, Political, and Credit.

- J

Investment Practices and Risks (Cont'd)

Investment Practices

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds, also known as high-yield bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity, Political, and Information.

- q, 35N

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity, Political, and Information.

- q

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market, and Transaction.

- q, 15N

Unleveraged derivative securities

Asset-backed securities. Securities are issued by a special purpose entity and are backed by fixed-income or other interest bearing assets. Risks: Credit, Interest Rate, Political, and Liquidity.

- q

Mortgage-backed securities (typically, single-family mortgage bonds). Securities are backed by pools of mortgages, including passthrough certificates.Risks: Credit, Extension, Prepayment, Liquidity, Political, and Interest Rate.

- q

Leveraged derivative instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. Any options written by the Fund must be covered. Risks: Interest Rate, Market, Leverage, Correlation, Liquidity, Credit, and Opportunity.

- q, 5N

Investment Practices and Risks (Cont'd)

Investment Practices

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Market, Leverage, Correlation, Liquidity, and Opportunity.

- q, 5N

Structured securities. Inverse floating rate municipal notes and bonds. These securities tend to be highly sensitive to interest rate movements. Risks: Credit, Interest Rate, Market, Leverage, Liquidity, Political, and Correlation.

-q

The Fund has additional investment policies and restrictions (for example, repurchase agreements, reverse repurchase agreements, borrowing, pledging, and securities lending, and when-issued securities.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI.")

Types of Investment Risk

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that a Fund's portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk (Municipal Bonds)

The risk that different types of municipal bonds may be adversely affected by changes or proposed changes in the federal or state tax structure, economic and regulatory development, judicial opinions, and other factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Calvert and the Portfolio Management Team

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Fund's investment advisor. Calvert provides the Fund with investment supervision and management and office space, furnishes executive and other personnel to the Fund and pays the salaries and fees of all Trustees/Directors who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios. As of March 31, 2002, Calvert had over $8 billion in assets under management.

Calvert uses a team approach to its management of the Fund. Since inception, investment selections for the Fund have been made by David R. Rochat and Reno J. Martini. Mr. Rochat is a Director and Senior Vice President of Calvert Asset Management Company, Inc. He is a Trustee/Director and Senior Vice President of First Variable Rate Fund, Calvert Tax-Free Reserves, Money Management Plus, The Calvert Fund, and Calvert Municipal Fund, Inc., and is primarily responsible for setting the investment strategy of the trading department, utilizing over 20 years' experience in the securities and investment community. Mr. Rochat joined Calvert in 1981 after establishing and managing the municipal bond department at Donaldson, Lufkin, & Jenrette Securities Corporation. Reno J. Martini, Senior Vice President and Chief Investment Officer of Calvert, oversees the management of all Calvert Funds for Calvert. Mr. Martini has over 24 years of experience in evaluating and purchasing municipal securities and has been the head of Calvert's asset management team since 1985.

Advisory Fees

The aggregate annual advisory fee paid to Calvert by the Fund for the most recent fiscal year was 0.60% of average daily net assets. Note, it does not include the administrative service fee.

HOW TO BUY SHARES

Getting Started - Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, and several other types of accounts.

Sales Charges

Shares of CTFR Vermont are sold with a front-end sales charge.

Investors pay a sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000, or if your cumulative purchases or the value in your account is more than $50,000,4 then the sales charge is reduced to 3.00%.
Your investment in	Sales Charge as	% of Amount
	% of offering price	invested
Less than $50,000	3.75%	3.90%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None*	None*

4 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the higher of cost or current value of shares you have previously purchased in Calvert Funds that impose sales charges. This automatically applies to your account for each new purchase of shares.

* Purchases of shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid are subject to a one year CDSC of 0.80%. See the "Calculation of Contingent Deferred Sales Charge."

The front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of registered investment advisers. For details on these and other purchases that may qualify for a reduced sales charge, see Exhibit A.

Calculation of Contingent Deferred Sales Charge

The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

Next Step - Account Application

Complete and sign an application for each new account. For more information, contact your financial professional or our shareholder services department at 800-368-2748.
Minimum To Open an Account	Minimum additional
$2,000	investments -$250

Please make your check payable

to the Fund and mail it to:
New Accounts:	Subsequent Investments:
(include application)	(include investment slip)
Calvert	Calvert
P.O. Box 219544	P.O. Box 219739
Kansas, City MO	Kansas City, MO
64121-9544	64121-9739

By Registered,	Calvert
Certified, or	c/o NFDS,
Overnight Mail	330 West 9th St.
Kansas City, MO 64105-1807

At the Calvert Office	Visit the Calvert Office to make
investments by check. See the back
cover page for the address.

Important - How Shares are Priced

The price of shares is based on the Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

Portfolio securities and other assets are valued based on market quotations. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but purchases cannot be received because the banks are closed.

When Your Account Will Be Credited

Your purchase will be processed at the NAV next calculated after your order is received in good order. All of your purchases must be made in US dollars. No cash or third party checks will be accepted. No credit card or credit loan checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. As a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

OTHER CALVERT FEATURES

Calvert Information Network

For 24 hour performance and account information call 800-368-2745 or visit www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert Money Controller

Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your financial professional or a Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Minimum Account Balance

Please maintain a balance in each of your accounts of at least $1,000. If the balance in any of your accounts falls below the minimum during a month, your account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum, and will be closed if the balance is not brought up to the required minimum amount within 30 days.

Dividends, Capital Gains, and Taxes

The Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired.

CTFR Vermont: paid monthly

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Group Fund may be automatically invested in an identically registered account in any other Calvert Group Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

Dividends derived from interest on municipal obligations constitute exempt-interest dividends, on which you are not subject to federal income tax. However, dividends which are from taxable interest and any distributions of short term capital gain are taxable to you as ordinary income. If the Fund makes any distributions of long-term capital gains, then these are taxable to you as long-term capital gains, regardless of how long you held your shares of the Fund. Dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum tax for individuals and for corporations. The Fund may derive up to 20% of its income from taxable short-term money market investments, for liquidity purposes or pending investment. Interest earned from taxable investments will be taxable as ordinary income.

If any taxable income or gains are paid, in January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Fund will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

Dividends derived from interest on Vermont state or local obligations are exempt from Vermont personal income tax, as are dividends from obligations issued by certain territories, such as Puerto Rico. The Fund will advise you each January of the percent of dividends qualifying for this exemption. You should consult your tax advisor with regard to how certain dividends affect you.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day the Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemptions proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated (less any applicable CDSC) after your redemption request is received by the transfer agent in good order. The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Shares subject to the one-year CDSC which are redeemed by Systematic Check Redemption will be charged the CDSC.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Dealer

Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in "Good Order"

All redemption requests must be received by the transfer agent in "good order." This means that your request must include:

o The Fund name and account number.

o The amount of the transaction (in dollars or shares).

o Signatures of all owners exactly as registered on the account (for mail requests).

o Signature guarantees (if required).*

o Any supporting legal documentation that may be required.

o Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years. The Fund's fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information for 2000 and 2001 has been audited by Arthur Andersen LLP whose most recent report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request. The information for years presented prior to December 31, 2000 has been audited by other auditors.

Financial Highlights
	Years Ended
	December 31,	December 31,
Class A Shares	2001	2000
Net asset value, beginning	$15.67	$14.90
Income from investment operations
Net investment income	.66	.70
Net realized and unrealized gain (loss)	(.09)	.77
Total from investment operations	.57	1.47
Distributions from
Net investment income	(.67)	(.70)
Net realized gains	(.01)	-
Total distributions	(.68)	(.70)
Total increase (decrease) in net asset value	(.11)	.77
Net asset value, ending	$15.56	$15.67

Total return *	3.67%	10.09%
Ratios to average net assets:
Net investment income	4.21%	4.61%
Total expenses	.79%	.80%
Expenses before offsets	.79%	.80%
Net expenses	.76%	.75%
Portfolio turnover	8%	5%
Net assets, ending (in thousands)	$49,981	$48,067

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	1999	1998	1997
Net asset value, beginning	$16.28	$16.45	$16.33
Income from investment operations
Net investment income	.71	.78	.82
Net realized and unrealized gain (loss)	(1.39)	.13	.26
Total from investment operations	(.68)	.91	1.08
Distributions from
Net investment income	(.70)	(.77)	(.82)
Net realized gains	-	(.31)	(.14)
Total distributions	(.70)	(1.08)	(.96)
Total increase (decrease) in net asset value	(1.38)	(.17)	.12
Net asset value, ending	$14.90	$16.28	$16.45

Total return *	(4.29%)	5.67%	6.90%
Ratios to average net assets:
Net investment income	4.50%	4.73%	5.11%
Total expenses	.78%	.75%	.76%
Expenses before offsets	.78%	.75%	.76%
Net expenses	.76%	.72%	.73%
Portfolio turnover	21%	32%	14%
Net assets, ending (in thousands)	$46,452	$51,292	$50,194

* Total return does not reflect deduction of Class A front-end sales charge.

EXHIBIT A

Reduced Sales Charges

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Rights of Accumulation can be applied to several accounts

The sales charge breakpoints are automatically calculated for each account based on the higher of cost or current value of shares previously purchased. This privilege can be applied to a family group or other qualified group* upon request. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, based on the higher of cost or current value of shares previously purchased and currently held by all the members of the group.

Letter of Intent

If you (or your group, as described above) plan to purchase $50,000 or more of Calvert Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market portfolio purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

Neither the Funds, nor Calvert Distributors, Inc. ("CDI"), nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

* A "qualified group" is one which:

has been in existence for more than six months, and

has a purpose other than acquiring shares at a discount, and satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers. A pension plan is not a qualified group for rights of accumulation.

Other Circumstances

There is no sales charge on shares of any Fund of the Calvert Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Funds, employees of Calvert and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for the Calvert Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) Purchases made through a Registered Investment Advisor; (iv) Trust departments of banks or savings institutions for trust clients of such bank or institution, (v) Purchases through a broker maintaining an omnibus account with the Fund, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from another Calvert Fund automatically invested in another account with no additional sales charge.

Purchases made at NAV

Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no additional sales charge.

Reinstatement Privilege

If you redeem shares and then within 60 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Funds reserve the right to modify or eliminate this privilege.

EXHIBIT B

Service Fees and Arrangements with Dealers

Calvert Distributors, Inc., the Fund's underwriter, pays dealers a commission, or reallowance (expressed as a percentage of the offering price) when you purchase shares. CDI also pays dealers an ongoing service fee while you own shares of a Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment.

Maximum Commission/Service Fees
CTFR Vermont	3.00%/0.15%**

**The service fee begins to accrue in the 1st month after purchase.

Occasionally, CDI may reallow to dealers the full front-end sales charge. CDI may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI pays dealers a finder's fee on CTFR Vermont shares purchased at NAV in accounts with $1 million or more. The CTFR Vermont finder's fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% on $2 to $3 million, 0.40% on $3 to $50 million, 0.20% on $50 to $100 million, and 0.12% over $100 million. If a finder's fee is paid, and some or all of the purchase is exchanged into another fund with a lower finder's fee within one year, then CDI will recoup the difference in the finder's fee from the broker. Purchases of shares at NAV for accounts on which a finder's fee has been paid are subject to a one-year CDSC of 0.80%. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To Open an Account:

800-368-2748

Performance and Prices:

www.calvert.com

Calvert Information Network

24 hours, 7 days a week

800-368-2745

Service for Existing Accounts:

Shareholders 800-368-2745

Brokers 800-368-2746

TDD for Hearing-Impaired:

800-541-1524

Calvert Office:

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

Registered, Certified or

Overnight Mail:

Calvert

c/o NFDS

330 West 9th Street

Kansas City, MO 64105

Calvert Web-Site

www.calvert.com

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert

4550 Montgomery Ave., Suite 1000N

Bethesda, MD 20814

Telephone: 1-800-368-2745

Calvert Web-Site

www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act file:

no. 811-3101 (CTFR)


Prospectus

April 30, 2002

Calvert Tax-Free Reserves (CTFR)

Money Market Portfolio Institutional Class

About the Fund
Investment Objective, Strategy, Past Performance	2
Fees and Expenses	2
About Your Investment
About Calvert	3
Advisory Fees	3
How to Buy Shares	3
Other Calvert Features (Exchanges, Minimum Account Balance, etc.)	4
Dividends, Capital Gains, and Taxes	5
How to Sell Shares	5
Financial Highlights	6

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective, Strategy and Past Performance

Objective

CTFR Money Market (the "Fund") seeks to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

Investment Strategies and Related Risks

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

The Fund invests in fixed and floating rate municipal bonds and notes, variable rate demand notes, tax-exempt commercial paper, and other high quality, short-term municipal obligations. The Advisor looks for securities with strong credit quality that are attractively priced. This may include investments with unusual features or privately placed issues that are not widely followed in the fixed income marketplace.

Many of the instruments held by the Fund are supported by a credit facility (to improve the credit quality) or liquidity facility (to shorten the maturity) provided by banks; thus, the Fund has an exposure to the banking industry.

The Fund may purchase securities that have not been rated by a rating agency, so long as the Advisor determines they are of comparable credit quality to rated securities permissible for the Fund.

Unrated and privately placed securities may be less liquid than those that are rated or have an active trading market.

The Fund's yield will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. The Fund limits the amount it invests in any one issuer to try to lessen its exposure.

In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings, among other factors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

CTFR Money Market Institutional Class Performance

The bar chart and table below show the Institutional Class' annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The table compares its returns over time to the Lipper Institutional Tax-Exempt Money Market Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. Institutional Class shares have an actual inception date of 8/31/97. However, Class O shares (not offered in this prospectus) have an inception date of 3/4/81. In the chart and table below, performance results before 8/31/97 are for Class O. Because Class O had higher expenses, its performance was lower than the Institutional Class would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]
Best Quarter (of periods shown)	Q2 '00	1.11%
Worst Quarter (of periods shown)	Q4 '01	0.42%

Average Annual Total Returns (for the periods ended 12.31.01)
	1 year	5 years	10 years
CTFR Money Market
Institutional Class	2.82%	3.52%	3.33%
Lipper Institutional
Tax-Exempt Money
Market Funds Avg.	2.50%	3.18%	3.03%

For current yield information on the Institutional Class call

800-317-2274, or visit Calvert's website at www.calvert.com/institutional

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

Shareholder fees

(paid directly from your account)
Maximum sales charge (load)
imposed on purchases	None

Maximum deferred sales charge (load)	None

Annual fund operating expenses1
(expenses deducted from Fund assets)
Management fees	.24%
Distribution and service (12b-1) fees	None
Other expenses .08%
Total annual fund operating expenses	.32%

1 Expenses are restated for the upcoming fiscal year. Management fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

o You invest $1,000,000 in the Fund for the time periods indicated;

o Your investment has a 5% return each year;

o The Fund's operating expenses remain the same; and

o You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held
1 Year	3 Years	5 Years	10 Years
$3,275	$10,292	$17,980	$40,581

About Calvert

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Fund's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios. As of March 31, 2002, Calvert had over $8 billion in assets under management.

Advisory Fees

The aggregate annual advisory fee paid to Calvert by the Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets was 0.19%. Note, it does not include the administrative service fee.

SHAREHOLDER GUIDE

How to Buy Shares

Complete and sign an application for each new account. For more information, please contact the Calvert Institutional Marketing Group at 800-317-2274.

The minimum initial investment and minimum balance required is $1,000,000. The minimum for subsequent investments is $25,000. Investments must be made by wire or by exchange from another Calvert account.

Send your wire to:

ABA#011000028

FBO: CTFR Money Market Instit. Fund 718

Wire Account #9903-765-7

Insert your name and account number here

State Street Bank & Trust Company

Boston, Massachusetts

Important - How Shares are Priced

The price of shares is based on the Fund's net asset value ("NAV"). NAV is computed by adding the value of the Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The Fund is valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but purchases cannot be received because the banks are closed.

When Your Account Will Be Credited

Your purchase will be processed at the NAV calculated after your order is received and accepted. A telephone order placed to Calvert Institutional Marketing Group by 11:00 a.m. Eastern time will receive the dividend on Fund shares declared that day if federal funds are received by the custodian by 5 p.m. Eastern time. Telephone orders placed after 11:00 a.m. will begin earning dividends on Fund shares the next business day. If no telephone order is placed, investments begin earning dividends the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone.

All of your purchases must be made by wire. No cash or checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order.

OTHER CALVERT FEATURES

Calvert Information Network

For 24 hour performance and account information or visit www.calvert.com/institutional.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Telephone Transactions

You may redeem by exchange of shares or by wire. Institutional Class account holders receive telephone privileges automatically when you open your account. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Calvert Money Controller

Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. We make it easy for you to purchase shares in other Calvert funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized.

Before you make an exchange, please note the following: Each exchange represents the sale of shares of one Fund and the purchase of shares of another.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same tax identification number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs, and the broker/dealer or financial institution may impose charges for their services.

Minimum Account Balance

Please maintain a balance in your account of at least $1,000,000 per Fund. If the account falls below the minimum you may be given a notice that your account is below the minimum and will be moved to Class O if the balance is not brought up to the required minimum amount.

DIVIDENDS, CAPITAL GAINS AND TAXES

The Fund accrues dividends daily from its net investment income, and pays the dividends monthly. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash by wire to a predesignated bank account. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options.

Federal Taxes

Dividends derived from interest on municipal obligations constitute exempt interest dividends, on which you are not subject to federal income tax. However, dividends which are from taxable interest and any distributions of short term capital gain are taxable to you as ordinary income. If the Fund makes any distributions of long-term capital gains, then these are taxable to you as long-term capital gains, regardless of how long you held your shares of the Fund. Dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum tax for individuals and for corporations. The Fund may invest in and derive up to 20% of its income from taxable short-term money market investments, for liquidity purposes or pending investment. Interest earned from taxable investments will be taxable as ordinary income.

If any taxable income or gains are paid, in January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested.

Other Tax Information

You may be subject to state or local taxes on your investment, depending on the laws in your area. A letter will be mailed to you in January detailing the percentage invested in your state the previous tax year. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day the Fund is open for business. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the transfer agent in good order. You will receive dividends through the date the request is received and processed. A telephone order for a redemption must be received by the Calvert Institutional Marketing Group by 11:00 a.m. Eastern time in order for the proceeds to be sent to you on the same business day. If making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be wired because the banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone

Institutional Marketing Group 800.317.2274

You may redeem shares from your account by telephone and have your money electronically transferred or wired to a bank you have previously authorized. To better enable Calvert to keep the Fund fully invested, Calvert requests that you notify the Institutional Marketing Group at least 24 hours in advance for any redemption over $10 million per day. A charge of $5 may be imposed on wire transfers of less than $50,000.

Written Requests

Calvert

P.O. Box 219544

Kansas City, MO 64121-9544

Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Request in "Good Order"

All redemption requests must be received by the transfer agent in "good order." This means that your request must include:

o The Fund name and account number.

o The amount of the transaction (in dollars or shares).

o Signatures of all owners exactly as registered on the account (for mail requests).

o Signature guarantees (if required).*

o Any supporting legal documentation that may be required.

o Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years. The Fund's fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Prior to July 1, 1997, the Fund was not an institutional fund, but was known as Class MMP. The information for 2001 and 2000 has been audited by Arthur Andersen LLP whose most recent report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for years presented prior to December 31, 2000 has been audited by other auditors.

Financial Highlights
	Years Ended
	December 31,	December 31,
Institutional Class/MMP	2001	2000
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.028	.042
Distributions from
Net investment income	(.028)	(.042)
Net realized gain	**	-
Total distributions	(.028)	(.042)
Net asset value, ending	$1.00	$1.00

Total return	2.82%	4.30%
Ratios to average net assets:
Net investment income	2.82%	4.26%
Total expenses	.30%	.31%
Expenses before offsets	.30%	.31%
Net expenses	.28%	.29%
Net assets, ending (in thousands)	$158,362	$300,393

		Years Ended
	December 31,	December 31,	December 31,
Institutional Class/MMP	1999	1998	1997
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.033	.035	.031
Distributions from
Net investment income	(.033)	(.035)	(.031)
Net asset value, ending	$1.00	$1.00	$1.00

Total return	3.39%	3.58%	3.12%
Ratios to average net assets:
Net investment income	3.36%	3.54%	3.37%
Total expenses	.31%	.30%	.63%
Expenses before offsets	.31%	.30%	.63%
Net expenses	.29%	.29%	.62%
Net assets, ending (in thousands)	$237,544	$246,967	$51,087

** Distribution was less than .001 per share.

To Open an Account:

800-317-2274

Service for Existing Accounts:

800-317-2274

TDD for Hearing-Impaired:

800-541 1524

Branch Office:

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

Registered, Certified or

Overnight Mail:

Calvert

c/o Institutional Marketing Group

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

Calvert Web-Site

www.calvert.com/institutional

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAls, request other information and discuss your questions about the Funds at:

Calvert

Attn: Institutional Marketing Group

4550 Montgomery Ave., Suite 1000N

Bethesda, MD. 20814

Telephone: 1-800-317-2274

Calvert Web-Site

www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act file:

no. 811-3101 (CTFR)


Prospectus

The Advisors Group

o Reserve Fund

o Tax-Free Reserves

April 30, 2002

PROSPECTUS

April 30, 2002

The Advisors Group Reserve Fund

a class of Calvert First Government Money Market Fund

and

The Advisors Group Tax-Free Reserves

a class of Calvert Tax-Free Reserves Money Market Portfolio

About the Funds
2	Investment Objectives
2	Principal Investment Strategies and Risks
4	Performance
7	Fees and Expenses

About the Advisor
8	Management and Advisory Fees
8	Distribution Plan Expenses and Service Fees

Shareholder Guide
9	How to Buy Shares
10	Dividends, Capital Gains and Taxes
11	How to Sell Shares
11	Financial Highlights

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objectives

The Advisors Group Reserve Fund

The Advisors Group Reserve Fund (the "Reserve Fund") is a U.S. Government-only money market fund that seeks to earn the highest possible yield consistent with safety, liquidity, and preservation of capital. In pursuing its objective, the Reserve Fund invests only in U.S. Government obligations, including such obligations subject to repurchase agreements with recognized securities dealers and banks. The Reserve Fund seeks to maintain a constant net asset value of $1.00 per share.

The Reserve Fund is offered in this prospectus to investors with brokerage accounts at The Advisors Group, Inc.

The Advisors Group Tax-Free Reserves

The Advisors Group Tax-Free Reserves ("Tax-Free Reserves") seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of Tax-Free Reserves. Tax-Free Reserves seeks to maintain a constant net asset value of $1.00 per share.

Tax-Free Reserves is offered in this prospectus to investors with brokerage accounts at The Advisors Group, Inc.

Principal Investment Strategies - Reserve Fund

Fund assets are invested in short-term money market instruments, such as:

obligations issued by the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, securities issued by U.S. Government agencies and instrumentalities; repurchase agreements; and variable-rate demand notes.

Principal Risks

o Investments in obligations not guaranteed by the full faith and credit of the U.S. Government are subject to the ability of the issuer to make payment at maturity.

o The yield of the Fund will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. The Fund limits the amount invested in any one issuer to try to lessen exposure.

o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Principal Investment Strategies and Related Risks - Tax-Free Reserves

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

Tax-Free Reserves invests in fixed and floating rate municipal bonds and notes, variable rate demand notes, tax-exempt commercial paper, and other high quality, short-term municipal obligations. The Advisor looks for securities with strong credit quality that are attractively priced. This may include investments with unusual features or privately placed issues that are not widely followed in the fixed income marketplace.

Many of the instruments held by the Fund are supported by a credit facility (to improve the credit quality) or liquidity facility (to shorten the maturity) provided by banks; thus, the Fund has an exposure to the banking industry.

The Fund may purchase securities that have not been rated by a rating agency, so long as the Advisor determines they are of comparable credit quality to rated securities permissible for the Fund.

Unrated and privately placed securities may be less liquid than those that are rated or have an active trading market.

Tax-Free Reserve's yield will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. The Fund limits the amount it invests in any one issuer to try to lessen its exposure.

In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings, among other factors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance

The bar charts and tables below show the Funds' annual returns and their long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The tables compare returns over time to the Lipper U.S. Government Money Market Funds Average for the Reserve Fund, and the Lipper Tax-Exempt Money Market Funds Average for Tax-Free Reserves. Each average is an average of the annual return of mutual funds that have similar investment goals. Each Fund's past performance does not necessarily indicate how it will perform in the future.

Reserve Fund

Year-by-Year Total Return

[INSERT BAR CHART HERE]

Best Quarter (of periods shown)	Q4 '00	1.43%
Worst Quarter (of periods shown)	Q4 '01	0.42%

Average Annual Total Returns (for the periods ended December 31, 2001)
	1 year	Since
		Inception*
Reserve Fund	3.28%	4.37%
Lipper U.S. Government Money
Market Funds Average	3.50%	4.59%

* Since Inception 3/31/99. The month end date of 3/31/99 is used for comparison purposes only, actual Fund inception is 3/1/99.

Tax-Free Reserves

Year-by-Year Total Return

[INSERT BAR CHART HERE]
Best Quarter (of periods shown)	Q2 '00	0.97%
Worst Quarter (of periods shown)	Q4 '01	0.28%

Average Annual Total Returns (for the periods ended December 31, 2001)
	1 year	Since
		Inception*
Tax-Free Reserves	2.25%	2.99%
Lipper Tax-Exempt Money
Market Funds Average	2.21%	2.85%

* Since Inception 3/31/99. The month end date of 3/31/99 is used for comparison purposes only, actual Fund inception is 3/1/99.

For current yield information on the Reserve Fund and Tax-Free Reserves,

call 1-800-777-1500.

Fees and Expenses

These tables describe the fees and expenses you may pay if you buy and hold shares of each Fund.

Shareholder Fees

(fees paid directly from your investment)
	Reserve	Tax-Free
	Fund	Reserves
Maximum Sales Load on Purchases	None	None
Maximum Deferred Sales Load	None	None
Maximum Sales Load on Reinvested Dividends	None	None
Redemption Fees	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses1

(expenses that are deducted from Fund assets)
	Reserve	Tax-Free
	Fund	Reserves
Management Fees	.50%	.45%
Distribution and service (12b-1) fees	.25%	.25%
Other Expenses	.18%	.17%
Total Annual Fund Operating Expenses	.93%	.87%

1 Expenses are based on the Fund's most recent fiscal year, except expenses for Tax-Free Reserves are restated for the current fiscal year. Management Fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

o You invest $10,000 in a Fund for the time periods indicated;

o You redeem all shares at the end of the periods;

o Your investment has a 5% return each year; and

o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years

Reserve Fund	$95	$296	$515	$1,143
Tax-Free Reserves	$89	$278	$482	$1,073

Management and Advisory Fees

Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, ("Calvert") is the Fund's investment advisor. Calvert has been managing mutual funds since 1976, and is a subsidiary of Calvert Group, Ltd. Calvert currently advises over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of March 31, 2002, it had over $8 billion in assets under management.

Calvert provides the Funds with investment supervision and management; administrative services and office space; and furnishes executive and other personnel to the Funds. Calvert also pays the salaries and fees of all Trustees who are affiliated persons of the advisor. Calvert may pay certain advertising and promotional expenses of the Funds. The aggregate annual advisory fee paid to Calvert by the Funds for the most recent fiscal year (as a percentage of the Fund's average daily net assets) was 0.25% for the Reserve Fund and 0.19% for Tax-Free Reserves. Calvert may voluntarily waive a portion of its advisory fee.

Distribution and Service Fees

The Funds have each adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year. The fees are based on average daily net assets.

Maximum Payable under Plan/Amount Actually Paid
Reserve Fund	0.25%/0.25%
Tax-Free Reserves	0.25%/0.25%

Calvert Distributors, Inc. ("CDI"), the Fund's principal underwriter, pays dealers an ongoing service fee of up to 0.25% while you own shares of a Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer).

SHAREHOLDER GUIDE

How To Buy Shares

Please contact your local office of The Advisors Group, Inc. to open your money market account. All transactions will be processed electronically on behalf of The Advisors Group, Inc. through its clearing broker (currently, the National Financial Proprietary Money Market Sweep Program).

There is no minimum for initial investments and no minimum for subsequent investments, provided you have a brokerage account with The Advisors Group, Inc.

Because you are purchasing shares through a program of services offered by The Advisors Group, Inc., a registered broker/dealer and investment advisor, you should read program materials together with this Prospectus. Certain account features have been modified for this program, and The Advisors Group, Inc. may impose charges for their services. The Advisors Group, Inc. is an affiliate of the Funds' investment advisor, Calvert, and the Funds' principal underwriter, CDI. Calvert, CDI or their affiliates may pay, from their own resources, The Advisors Group, Inc. for the sale and distribution of the Funds' shares or for services to the Fund. These amounts may be significant. Payments may include compensation beyond the regularly scheduled rates.

Important - How Shares are Priced

The price of shares is based on each Fund's net asset value ("NAV"). NAV is determined according to the "amortized cost" method. It is computed per class by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. ET), and at such other times as may be necessary or appropriate. Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, such as Columbus Day and Veterans Day, when the NYSE is open and each Fund is open, but purchases cannot be received because the banks are closed.

When Your Account Will Be Credited

Your purchase will be processed at the NAV next calculated after your order is received in good order. Electronic sweeps into an account begin earning dividends the next business day.

Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order.

Dividends, Capital Gains and Taxes

Each Fund accrues dividends daily from its net investment income, and pays the dividends monthly. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired.

Dividend payment options

Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid in cash (by check).

Federal Taxes

In January, The Advisors Group, Inc. will mail Form 1099-DIV, indicating taxable dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares. Tax-Free Reserves may derive up to 20% of its income from taxable investments, for liquidity purposes or pending investment.

Other Tax Information

In addition to federal taxes for the Reserve Fund, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day the Funds are open for business, provided the amount requested is not on hold. Your shares will be redeemed at the next NAV calculated after your redemption request is received. You will receive dividends through the date the request is received and processed. The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open, but redemptions cannot be mailed or wired because the post offices and banks are closed.

By Telephone

You may redeem shares from your account by telephone and have your money sent by check, electronically transferred, or wired to a bank you have previously authorized by contacting your local office of The Advisors Group, Inc.

Checkwriting

Checkwriting is offered through The Advisors Group, Inc. The checkwriting features vary, depending on what you choose when you open the money market sweep account with The Advisors Group, Inc. Please see The Advisors Group, Inc. program materials for information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five (5) fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share by Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for 2000 and 2001 has been audited by Arthur Andersen LLP whose most recent report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for years presented prior to December 31, 2000 has been audited by other auditors.

Financial Highlights

		Periods Ended
	December 31,	December 31,	December 31,
Reserve Fund	2001	2000	1999#
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.032	.05	.035
Distributions from
Net investment income	(.032)	(.05)	(.035)
Net asset value, ending	$1.00	$1.00	$1.00

Total return	3.28%	5.54%	3.59%
Ratios to average net assets:
Net investment income	3.29%	5.40%	4.29%(a)
Total expenses	.93%	.93%	.95%(a)
Expenses before offsets	.93%	.93%	.95%(a)
Net expenses	.92%	.91%	.94%(a)
Net assets, ending (in thousands)	$93,274	$98,720	$100,778

		Periods Ended
	December 31,	December 31,	December 31,
Tax-Free Reserves	2001	2000	1999#
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.022	.037	.025
Distributions from
Net investment income	(.022)	(.037)	(.025)
Net realized gain	**	-	-
Total distributions	(.022)	(.037)	(.025)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	2.25%	3.73%	2.50%
Ratios to average net assets:
Net investment income	2.21%	3.67%	2.90%(a)
Total expenses	.85%	.86%	.85%(a)
Expenses before offsets	.85%	.86%	.85%(a)
Net expenses	.83%	.85%	.84%(a)
Net assets, ending (in thousands)	$48,813	$42,313	$37,053

(a) Annualized

* Total return is not annualized for periods less than one year.

** Distribution was less than .001 per share.

# From March 1, 1999 inception.

To Open an Account:

800-777-1500

Performance and Prices:

800-777-1500

Service for Existing Accounts:

800-777-1500

Registered, Certified or

Overnight Mail:

The Advisors Group, Inc.

7315 Wisconsin Avenue

Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert

4550 Montgomery Ave.

Suite 1000N

Bethesda, MD 20814

Telephone: 1-800-368-2745

Calvert Web-Site

www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act file:

no. 811-2633 (First Variable Rate Fund)

no. 811-3101 (Calvert Tax-Free Reserves)


CALVERT TAX-FREE RESERVES

Money Market Portfolio

Limited-Term Portfolio

California Money Market Portfolio

4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information

April 30, 2002

New Account Information:	(800) 368-2748 (301) 951-4820	Shareholder Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the appropriate Prospectus, dated April 30, 2002. Each Portfolio's audited financial statements included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by writing the Portfolio at the above address or calling the Portfolio, or by visiting our website at www.calvert.com.

Investment Policies and Risks	2
Investment Restrictions	4
Purchase and Redemption of Shares	5
Tax Matters	6
Valuation of Shares	7
Calculation of Yield and Total Return	7
Advertising	9
Trustees and Officers	10
Investment Advisor	14
Administrative Services Agent	15
Transfer and Shareholder Servicing Agents	15
Independent Accountants and Custodians	16
Method of Distribution	16
Portfolio Transactions	17
Personal Securities Transactions	18
General Information	18
Control Persons and Principal Holders of Securities	19
Appendix	21

investment policies and risks

The Money Market Portfolio and Limited-Term Portfolio each invest primarily in municipal obligations whose interest is exempt from federal income tax. These two Portfolios differ in their anticipated income yields, quality, length of average weighted maturity, and capital value volatility. The California Money Market Portfolio invests primarily in municipal obligations whose interest is exempt from federal and California State income tax. A complete explanation of municipal obligations and municipal bond and note ratings is set forth in the Appendix.

Variable Rate Obligations and Demand Notes

Each Portfolio may invest in variable rate obligations. Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates. Floating rate obligations have an interest rate fixed to a known lending rate, such as the prime rate, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of investment securities in a Portfolio and, consequently, of Portfolio shares. However, if interest rates decline, the yield of the invested Portfolio will decline, causing the Portfolio and its shareholders to forego the opportunity for capital appreciation of the Portfolio's investments and of their shares.

Each Portfolio may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer. To ensure the ability of the issuer to make payment on demand, a bank letter of credit or other liquidity facility may support the note.

The Board of Trustees has approved investments by the Money Market Portfolio in floating and variable rate demand notes upon the following conditions: the Portfolio has right of demand, upon notice not to exceed thirty days, against the issuer to receive payment; the issuer will be able to make payment upon such demand, either from its own resources or through an unqualified commitment from a third party; and the rate of interest payable is calculated to ensure that the market value of such notes will approximate par value on the adjustment dates. The remaining maturity of such demand notes is deemed the period remaining until such time as the Portfolio can recover the principal through demand.

Municipal Leases (Limited-Term only)

The Portfolio may invest in municipal leases or structured instruments where the underlying security is a municipal lease. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. The Portfolio may purchase unrated leases. There are additional risks inherent in investing in this type of municipal security. Unlike municipal notes and bonds, where a municipality is obligated by law to make interest and principal payments when due, funding for lease payments needs to be appropriated each fiscal year in the budget. It is possible that a municipality will not appropriate funds for lease payments. The Advisor considers risk of cancellation in its investment analysis. The Fund's Advisor, under the supervision of the Board of Trustees is responsible for determining the credit quality of such leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. Certain municipal leases may be considered illiquid and subject to the Portfolio's limit on illiquid securities. The Board of Trustees has directed the Advisor to treat a municipal lease as a liquid security if it satisfies the following conditions: (A) such treatment must be consistent with the Portfolio's investment restrictions; (B) the Advisor should be able to conclude that the obligation will maintain its liquidity throughout the time it is held by the Portfolio, based on the following factors: (1) whether the lease may be terminated by the lessee; (2) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (3) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); (4) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"), and (5) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; and (C) the Advisor should determine whether the obligation can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued it for purposes of calculating the Portfolio's net asset value, taking into account the following factors: (1) the frequency of trades and quotes; (2) the volatility of quotations and trade prices; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); (6) the rating of the security and the financial condition and prospects of the issuer; and (7) other factors relevant to the Portfolio's ability to dispose of the security.

Obligations with Puts Attached

The Portfolios have authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can acquire at the same time the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put". Unconditional puts are readily exercisable in the event of a default in payment of principal or interest on the underlying securities. The Money Market and California Money Market Portfolios must limit their portfolio investments, including puts, to instruments of high quality as determined by a nationally recognized statistical rating organization.

Temporary Investments

Short-term money market type investments consist of: obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit of banks with assets of one billion dollars or more; commercial paper or other corporate notes of investment grade quality; and any of such items subject to short-term repurchase agreements.

The Portfolio intends to minimize taxable income through investment, when possible, in short-term tax-exempt securities. To minimize taxable income, the Portfolio may also hold cash which is not earning income.

Repurchase Agreements

The Portfolios may purchase debt securities subject to repurchase agreements, which are arrangements under which the Portfolios buys a security, and the seller simultaneously agrees to repurchase the security at a specified time and price reflecting a market rate of interest. The Portfolios engage in repurchase agreements in order to earn a higher rate of return than they could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Portfolios would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Portfolios will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor. In addition, the Portfolios will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Portfolios pursuant to the agreement, the Portfolios will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Portfolios may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

The Portfolios may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolios sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Portfolios invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Portfolios intend to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Portfolios invests the proceeds is expected to exceed the amount the Portfolios will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Portfolios do not intend to borrow for leverage purposes. The Portfolios will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

During the time a reverse repurchase agreement is outstanding, the Portfolios will maintain in a segregated account an amount of cash, US Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Portfolios will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

The Portfolios' use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Portfolios may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Portfolios under the agreements, the Portfolios may have been better off had they not entered into the agreement. However, the Portfolios will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Portfolios' Board of Trustees. In addition, the Portfolios bear the risk that the market value of the securities they sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Portfolios to post additional collateral.

When-Issued Purchases (Limited-Term only)

New issues of municipal obligations are offered on a when-issued basis; that is, delivery and payment for the securities normally take place 15 to 45 days after the date of the transaction. The payment obligation and the yield that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase these securities with the intention of actually acquiring them, but may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

Securities purchased on a when-issued basis and the securities held in the Portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets may vary.

When the time comes to pay for when-issued securities, the Portfolio will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax. When- issued securities do not earn income until they have in fact been issued.

When the Portfolio purchases a when-issued security, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account so that the amount so segregated equals the market value of the when-issued purchase, thereby ensuring the transaction is unleveraged.

Non-Investment Grade Debt Securities (Limited-Term only)

Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds." These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. See Appendix for a description of the ratings. The Fund considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (NRSRO), or is an unrated security of comparable quality. Currently, there are three NRSROs.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates.

The quality limitation set forth in the Portfolio's investment policy is determined immediately after the Portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Portfolio's investment policy.

When purchasing non-investment grade debt securities, rated or unrated, the Advisor prepares its own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Money Market Default Insurance

The Money Market and California Money Market Portfolios have obtained private insurance that partially protects them against default of principal or interest payments on the instruments it holds. U.S. government securities held by each of these Funds are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. The policy will expire in September 2002, unless it is renewed. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

investment restrictions

Fundamental Investment Restrictions

The Portfolios have adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the respective Portfolio.

(1) Each Portfolio may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

(2) Each Portfolio may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby or domestic bank money market instruments.)

(3) Each Portfolio may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of the affected Portfolio's total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, each Portfolio may pledge, mortgage, or hypothecate its assets.

(4) Each Portfolio may not underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of municipal obligations in accordance with a Portfolio's investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.

(5) Each Portfolio may not invest directly in commodities or real estate, although a Portfolio may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate, or real estate mortgages.

(6) Each Portfolio may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with each Portfolio's investment objective, policies, and restrictions, shall not constitute the making of a loan.

(7) Money Market and Limited-Term Portfolios:

Under normal market conditions, at least 80% of the income from the Portfolio will be exempt from federal income tax.

(8) California Money Market Portfolio:

Under normal market conditions, at least 80% of the income from the Portfolio will be exempt from federal and California state income tax. This may include some securities of issuers located outside of California.

Nonfundamental Investment Restrictions

The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) Each Portfolio may not purchase common stocks, preferred stocks, warrants, or other equity securities.

(2) Each Portfolio does not intend to make any purchases of securities if borrowing exceeds 5% of the affected Portfolio's total assets.

(3) Each Portfolio may not sell securities short, purchase securities on margin, or write or purchase put or call options. The Funds reserve the right to purchase securities with puts attached or with demand features.

(4) The Limited-Term Portfolio may not invest more than 15% of net assets in non-investment grade debt securities and the Portfolio does not generally intend to purchase more than 5% of non-investment grade securities.

(5) The Limited-Term Portfolio may not maintain an average maturity of more than three years and the Portfolio does not generally intend to maintain an average maturity of more than one year.

(6) The Portfolios may not purchase illiquid securities if more than 10% of the value of that Portfolio's net assets (15% for Limited-Term) would be invested in such securities.

purchase and redemption of shares

The Portfolio has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Portfolio's behalf. The Portfolio will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, accepts the order. The customer orders will be priced at the Portfolio's Net Asset Value next computed after they are accepted by an authorized broker or the broker's authorized designee. Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case another person later presents the original certificates. No certificates will be issued for fractional shares.

Draft writing is available for the Money Market Portfolio (Class O) and California Money Market Portfolio. Shareholders wishing to use the draft writing service should complete the signature card enclosed with the Investment Application. This service will be subject to the customary rules and regulations governing checking accounts and the Portfolio reserves the right to change or suspend the service. Generally, there is no charge to you for the maintenance of this service or the clearance of drafts, but the Portfolio reserves the right to charge a service fee for drafts returned for insufficient funds. As a service to shareholders, the Portfolio may automatically transfer the dollar amount necessary to cover drafts you have written on the Portfolio to your account from any other of your identically registered accounts in Calvert money market funds or Calvert Insured Plus. The Portfolio may charge a fee for this service.

Drafts presented to the Custodian for payment which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days will not be honored. Shareholders redeeming shares by telephone electronic funds transfer or written request will receive dividends through the date that the redemption request is received; Money Market and California Money Market Portfolio shareholders redeeming shares by draft will receive dividends up to the date such draft is presented to the Portfolio for payment.

When a payable through draft ("check") is presented for payment, a sufficient number of full and fractional shares from the shareholder's account to cover the amount of the draft will be redeemed at the net asset value next determined. If there are insufficient shares in the shareholder's account, the draft will be returned.

tax matters

The Portfolios intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. If for any reason one of the Portfolios should fail to qualify, it would be taxed as a corporation at the fund level, rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Portfolios do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. The capital loss carryforward as of December 31, 2001, for the Money Market Portfolio was $0, California Money Market Portfolio was $76,066, and Limited-Term Portfolio was $87,925.

The Portfolio's dividends of net investment income constitute exempt-interest dividends on which shareholders are not generally subject to federal income tax; in addition, to the extent income dividends paid by the California Money Market Portfolio are derived from earnings attributable to obligations of California and its political subdivisions, they will also be exempt from State and local personal income tax in California. Dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum taxable income for the purpose of determining liability (if any) for individuals and for corporations. Each Portfolio's dividends derived from taxable interest and distributions of net short-term capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and do not qualify for the dividends received deduction for corporations.

A shareholder may also be subject to state and local taxes on dividends and distributions from the Portfolios. The Portfolio will notify shareholders annually about the federal tax status of dividends and distributions paid by the Portfolio and the amount of dividends withheld, if any, during the previous year.

The Code provides that interest on indebtedness incurred or continued in order to purchase or carry shares of a regulated investment company which distributes exempt-interest dividends during the year is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Portfolio. "Substantial user" is generally defined as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.

The Portfolio is required to withhold 31% of any long-term capital gain dividends and 31% of each redemption transaction occurring in the Limited-Term Portfolio if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on capital gain dividends, not on redemptions); or (c) the Portfolio is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

In addition, the Limited-Term Portfolio is required to report to the Internal Revenue Service the following information with respect to redemption transactions in the Portfolio: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the dollar value of the redemptions; and (c) the Portfolio's identifying CUSIP number.

Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency, or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

valuation of shares

Money Market and California Money Market Portfolios

The Money Market and California Money Market Portfolios' assets are normally valued at their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

Limited-Term Portfolio

As of December 31, 2001, Limited-Term Portfolio's net asset value per share has fluctuated less than 1% per year on average since its inception in April 1981. Its assets are valued, utilizing the average bid dealer market quotation as furnished by an independent pricing service. Securities and other assets for which market quotations are not readily available are valued based on the current market for similar securities or assets, as determined in good faith by the Fund's Advisor under the supervision of the Board of Trustees.

Each Portfolio determines the net asset value of its shares every business day at the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Portfolios do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Net Asset Value and Offering Price Per Share, 12/31/01
Money Market Portfolio
Class O ($1,254,312,060/1,254,357,503 shares)	$1.00
Institutional Class ($158,361,515/158,429,417 shares)	$1.00
Class T ($48,812,854/48,814,680 shares)	$1.00

California Money Market Portfolio
($434,042,033/434,090,392 shares)	$1.00

Limited-Term Portfolio
Net asset value per share
($670,478,679/62,745,542 shares)	$10.69
Maximum sales charge
(1.00% of offering price)	.11
Offering price per share	$10.80

calculation of yield and total return

Money Market and California Money Market Portfolio

From time to time the Money Market and California Money Market Portfolios advertise their "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. Yield is calculated separately by class. The "yield" of the Money Market and California Money Market Portfolios refers to the income generated by an investment in the Portfolio over a particular base period of time. The length and closing date of the base period will be stated in the advertisement. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. The "effective yield" is calculated like yield, but assumes reinvestment of earned income. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Money Market Portfolio's "effective yield" for a seven-day period is its annualized compounded yield during the period calculated according to the following formula:

Effective yield = (base period return + 1)365/7 - 1

These Portfolios also may advertise, from time to time, "tax equivalent yield." The tax equivalent yield is the yield an investor would be required to obtain from taxable investments to equal the Portfolio's yield, all or a portion of which may be exempt from federal income taxes. The tax equivalent yield is computed by taking the portion of the Portfolio's effective yield exempt from regular federal income tax and multiplying the exempt yield by a factor based upon a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal income tax. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement.

For the seven day period ended December 31, 2001:

	Simple	Effective	Tax-equivalent Simple Yield	Tax-equivalent Effective Yield
	Yield	Yield	(38.6% Bracket)	(38.6% Bracket)
Money Market Class O	1.21%	1.22%	1.97%	1.99%
Money Market Institutional Class	1.53%	1.54%	2.49%	2.51%
Money Market Class T	1.00%	1.00%	1.63%	1.63%
California Money Market	1.01%	1.02%	1.65%	1.66%

Limited-Term Portfolio

From time to time, the Limited-Term Portfolio advertises its "total return." Total return is calculated separately for each class. Total return is historical in nature and is not intended to indicate future performance. Total return will be quoted for the most recent one-year period, five-year period and period from inception of the Portfolio's offering of shares. Total return quotations for periods in excess of one year represent the average annual total return for the period included in the particular quotation. Total return is a computation of the Portfolio's dividend yield, plus or minus realized or unrealized capital appreciation or depreciation, less fees and expenses. All total return quotations, including return after taxes, reflect the deduction of the Portfolio's maximum sales charge, except quotations of "return without maximum load" which do not deduct the sales charge and "actual return," which reflect deduction of the sales charge only for those periods when a sales charge was actually imposed. Thus, in the formula below, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for actual return, P = a hypothetical initial payment of $1,000. Note: "Total Return" as quoted in the Financial Highlights section of the Fund's Prospectus and Annual Report to Shareholders, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" or "at NAV" as referred to herein. Return without maximum load should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Total return before taxes is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof, if applicable).

Total return after taxes on distributions is computed according to the following formula:

P(1 +T)n = ATVd

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years and ATVd = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P(1 +T)n = ATVdr

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATVdr = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable), after taxes on fund distributions and redemption.

Returns for the periods indicated (ended 12/31/01) are as follows:

	Before Taxes With Max. Load	Before Taxes W/O Max. Load	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
One Year	3.40%	4.46%	3.40%	3.69%
Five Years	3.74%	3.96%	3.74%	3.78%
Ten Years	3.96%	4.07%	3.96%	3.97%

The Limited-Term Portfolio also advertises, from time to time, its "yield" and "tax equivalent yield." As with total return, both yield figures are historical and are not intended to indicate future performance.

Unlike the yield quotations for the Money Market Portfolio, "yield" quotations for the Limited-Term Portfolio refer to the aggregate imputed yield-to-maturity of each of the Portfolio's investments based on the market value as of the last day of a given thirty-day or one-month period less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares entitled to receive dividends times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. The Limited-Term Portfolio's yield is computed according to the following formula:

Yield = 2[(a-b/cd+1)6-1]

where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. Using this calculation, the Limited-Term Portfolio's yield for the 30-day period ended December 31, 2001 was 3.18%.

The tax equivalent yield is the yield an investor would be required to obtain from taxable investments to equal the Limited-Term Portfolio's yield, all or a portion of which may be exempt from federal income taxes. The tax equivalent yield is computed for each class by taking the portion of the yield exempt from regular federal income tax and multiplying the exempt yield by a factor based upon a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal income tax. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement. For the thirty-day period ended December 31, 2001, the Portfolio's tax equivalent yield was 4.89% for an investor in the 35% federal income tax bracket, and 5.18% for an investor in the 38.6% federal income tax bracket.

advertising

The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions, and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.

The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.

Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 2001). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

trustees and officers

The Fund's Board of Trustees supervises the Fund's activities and reviews its contracts with companies that provide it with services.

			# of Calvert
	Position	Position	Portfolios		Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years		(Not Applicable to Officers)
RICHARD L. BAIRD, JR. DOB: 05/09/48	Trustee	1982	Executive Vice President for the Family Health Council, Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	19	Chairperson, United Methodist Services for the Aging.
FRANK H. BLATZ, JR., Esq. DOB: 10/29/35	Trustee	1982	Attorney in private practice in Fanwood, NJ. From 1996 to 1999 he was a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz and prior to that a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A.	30
CHARLES E. DIEHL DOB: 10/13/22	Trustee	1982	Self-employed consultant and Vice President and Treasurer Emeritus of The George Washington University. Formerly, he was a Director of Acacia Mutual Life Insurance Company.	30
DOUGLAS E. FELDMAN, M.D. DOB: 05/23/48	Trustee	1982	Managing partner of Feldman Otolaryngology, Head, and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	12

			# of Calvert
	Position	Position	Portfolios		Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years		(Not Applicable to Officers)
PETER W. GAVIAN, CFA, ASA DOB:12/08/32	Trustee	1982	Since 1976, President of Corporate Finance of Washington, Inc., an investment banking firm. He is a Chartered Financial Analyst and an Accredited senior appraiser (business evaluation).	12	MVM, Inc.
JOHN GUFFEY, JR. DOB: 05/15/48	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm.	21	Ariel Funds Calvert Foundation Calvert Ventures, LLC
M. CHARITO KRUVANT DOB: 12/08/45	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development	30	Acacia Federal Savings Bank
ARTHUR J. PUGH DOB: 09/24/37	Trustee	1982	Retired executive.	30	Acacia Federal Savings Bank
BARBARA J. KRUMSIEK DOB: 08/09/52	Trustee & President	1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	41	Calvert Foundation
DAVID R. ROCHAT DOB: 10/07/37	Trustee & Senior Vice-President	1976	Executive Vice President of Calvert Asset Management Company, Inc. and Director and President of Chelsea Securities, Inc.	12	Government Scientific Source, Inc.
D. Wayne Silby, Esq. DOB: 07/20/48	Trustee	1976	Mr. Silby is Executive Vice-Chairman of GroupServe, Inc., a software company focused on collaborative tools. He is an officer and director of Silby, Guffey and Co., Inc.	23	Ameritas Acacia Mutual Life Insurance Company Calvert Foundation
SUSAN walker Bender, Esq. DOB: 01/29/59	Officer	1988	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.
IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	1996	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.

				# of Calvert
	Position	Position		Portfolios	Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years	(Not Applicable to Officers)
VICTOR FRYE, Esq. DOB: 10/15/58	Officer	1999

Assistant Vice-President and Counsel and Compliance Officer of Calvert Group, Ltd. Prior to joining Calvert Group in 1999, Mr. Frye had been Counsel and Manager of the Compliance Department at The Advisors Group since 1986.

Daniel K. Hayes DOB: 09/09/50	Officer	1996		Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA DOB: 01/06/65	Officer	2000		Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
reno J. Martini DOB: 01/13/50	Officer	1990		Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc.
William M. Tartikoff, Esq. DOB: 08/12/47	Officer	1990		Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
Ronald M. Wolfsheimer, CPA DOB: 07/24/52	Officer	1979		Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	1999		Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

Mr. Guffey has been advised that the Securities and Exchange Commission ("SEC") has entered an order against him relating to his former service as a director of Community Bankers Mutual Fund, Inc. This fund is not connected with any Calvert Fund or Calvert Group, Ltd. and ceased operations in September 1994. Mr. Guffey consented to the entry of the order without admitting or denying the findings in the order. The order contains findings that: (1) the Community Bankers Mutual Fund's prospectus and statement of additional information were materially false and misleading because they misstated or failed to state material facts concerning the pricing of fund shares and the percentage of illiquid securities in the fund's portfolio and that Mr. Guffey, as a member of the fund's board, should have known of these misstatements and therefore violated the Securities Act of 1933; (2) the price of the fund's shares sold to the public was not based on the current net asset value of the shares, in violation of the Investment Company Act of 1940 (the "Investment Company Act"); and (3) the board of the fund, including Mr. Guffey, violated the Investment Company Act by directing the filing of a materially false registration statement. The order directed Mr. Guffey to cease and desist from committing or causing future violations and to pay a civil penalty of $5,000. The SEC placed no restrictions on Mr. Guffey's continuing to serve as a Trustee or Director of mutual funds.

The address of Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC 20009. Trustees and Officers of the fund as a group own less than 1% of the Fund's outstanding shares. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's advisor and its affiliates. Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund's advisor. Mr. Rochat is an interested person of the Fund since he is an officer and director of the Fund's advisor.

Each of the Officers is also an officer of each of the subsidiaries of Calvert Group, Ltd., and each of the other investment companies in the Calvert Family of Funds.

The Board of Trustee/Directors has 4 standing Committees. The Investment Policy Committee addresses the policies and strategies of the investment advisor and reviews compliance matters. Ms. Krumsiek and Messrs. Diehl, Rochat, Gavian, Guffey and Silby comprise the Investment Policy Committee. The Governance Committee deals with matters of fund governance, including policies on Director compensation, and Board and Committee structure and responsibilities. The Disinterested Trustee/Directors (Ms. Kruvant and Messrs. Baird, Blatz, Diehl, Feldman, Gavian, Guffey, and Pugh) comprise the Governance Committee. The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Fund's financial statements; review with the independent accountants the outline, scope, and results of the annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. Messrs. Pugh, Baird, Blatz, Feldman, and Ms. Kruvant comprise the Audit Committee. The Investment Policy, Governance, and Audit Committee each met four times during the past fiscal year. The High Social Impact Committee (not applicable to these Portfolios) oversees the Fund's direct investments in High Social Impact investments, including review, selection, and the fair valuation of such investments. Messrs. Baird, Silby, and Guffey comprise this Committee. It met 3 times in the past fiscal year.

The Trustees owned shares in the Fund and in all Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2001:

CTFR Money Market
Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
Securities in the	in All Registered Investment Companies Overseen
Name of Trustee	Portfolio	By Trustee in Calvert Family of Funds

Richard L. Baird, Jr.	none	>$100,000
Frank H. Blatz, Jr.	none	>$100,000
Charles E. Diehl	none	>$100,000
Douglas E. Feldman	none	$10,001-$50,000
Peter W. Gavian	none	>$100,000
John G. Guffey, Jr.	$10,001-$50,000	>$100,000
M. Charito Kruvant	none	$10,001-$50,000
Arthur J. Pugh	$1-$10,000	$50,001-$100,000
D. Wayne Silby	none	>$100,000
Barbara J. Krumsiek	>$100,000	>$100,000
David R. Rochat	$10,001-$50,000	>$100,000

CTFR Limited-Term
Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
Securities in the	in All Registered Investment Companies Overseen
Name of Trustee	Portfolio	By Trustee in Calvert Family of Funds

Richard L. Baird, Jr.	none	>$100,000
Frank H. Blatz, Jr.	none	>$100,000
Charles E. Diehl	none	>$100,000
Douglas E. Feldman	none	$10,001-$50,000
Peter W. Gavian	none	>$100,000
John G. Guffey, Jr.	$10,001-$50,000	>$100,000
M. Charito Kruvant	none	$10,001-$50,000
Arthur J. Pugh	$10,001-$50,000	$50,001-$100,000
D. Wayne Silby	$10,001-$50,000	>$100,000
Barbara J. Krumsiek	none	>$100,000
David R. Rochat	>$100,000	>$100,000

CTFR California Money Market
Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
Securities in the	in All Registered Investment Companies Overseen
Name of Trustee	Portfolio	By Trustee in Calvert Family of Funds

Richard L. Baird, Jr.	none	>$100,000
Frank H. Blatz, Jr.	none	>$100,000
Charles E. Diehl	none	>$100,000
Douglas E. Feldman	none	$10,001-$50,000
Peter W. Gavian	none	>$100,000
John G. Guffey, Jr.	none	>$100,000
M. Charito Kruvant	none	$10,001-$50,000
Arthur J. Pugh	none	$50,001-$100,000
D. Wayne Silby	none	>$100,000
Barbara J. Krumsiek	none	>$100,000
David R. Rochat	none	>$100,000

Trustees of the Fund not affiliated with the Fund's advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan. Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

Trustee/Directors Compensation Table
Fiscal Year 2001		Pension or Retirement	Total Compensation
(unaudited numbers)	Aggregate Compensation	Benefits Accrued as	from Registrant and
	from Registrant for Service	part of Registrant	Fund Complex paid to
	as Trustee/Directors	Expenses	Trustee/Directors*

Calvert Tax-Free Reserves

Richard L. Baird, Jr.	$23,443	--	$47,600
Frank H. Blatz, Jr.	$24,277	$24,277	$56,000
Charles E. Diehl	$24,277	--	$56,000
Douglas E. Feldman	$24,277	--	$41,500
Peter W. Gavian	$24,277	--	$41,500
John G. Guffey, Jr.	$24,277	$12,138	$64,273
M. Charito Kruvant	$24,277	$14,566	$56,000
Arthur J. Pugh	$24,277	--	$56,000
D. Wayne Silby	$23,443	--	$78,838

*Certain trustees have chosen to defer their compensation. As of December 31, 2001, total deferred compensation from the Fund complex, including dividends and capital appreciation for the trustees shown was: Blatz, $764,426.90; Diehl, $397,373.81; Gavian, $210,394.41; Kruvant, $33,524.04; and Pugh, $64,030.82. The Fund Complex had ten (10) registered investment companies at December 31, 2001.

investment advisor

The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of Ameritas Acacia Mutual Holding Company of Lincoln, Nebraska.

The Advisor manages the investment and reinvestment of the Fund's assets, subject to the direction and control of the Fund's Board of Trustees. For its services, the Advisor receives an annual fee of:

i) with respect to the Money Market Portfolio, 0.25% of the first $500 million of such Portfolio's average daily net assets, 0.20% of the next $500 million of such assets, and 0.15% of all such assets over $1 billion; and

ii) with respect to the Limited-Term Portfolio, 0.60% of the first $500 million of the Portfolio's average daily net assets, 0.50% of the next $500 million of such assets, and 0.40% of all such assets over $1 billion; and

iii) with respect to the California Money Market Portfolio, 0.50% of the first $500 million of the Portfolio's average daily net assets, 0.45% of the next $500 million of such assets, and 0.40% of all such assets over $1 billion.

The advisory fee is payable monthly. The Advisor reserves the right (i) to waive all or a part of its fee and (ii) to compensate, at its expense, broker-dealers in consideration of their promotional and administrative services.

The Advisor provides the Fund with investment advice and research, pays the salaries and fees of all Trustees and executive officers of the Fund who are employees of the Advisor or its affiliates, and pays certain Fund advertising and promotional expenses. The Fund pays all other administrative and operating expenses, including: custodial fees; shareholder servicing, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.

The Advisor may voluntarily reimburse the Portfolios for expenses. The advisory fees paid by the Portfolios to the Advisor and, if applicable any reimbursement from the Advisor to the Portfolio for the past 3 fiscal years were:

	1999	2000	2001

Money Market	$3,241,132	$3,066,859	$3,263,018
California Money Market	$2,175,707	$2,008,811	$2,120,413
Limited-Term	$3,285,530	$2,879,285	$3,255,418

There were no reimbursements by the Advisor for these periods.

For Portfolios with multiple classes, investment advisory fees are allocated as a Portfolio level expense based on net assets.

In reapproving the investment advisory agreements, the Board of Trustees considered on a Fund-by-Fund basis the following factors: the nature and quality of the services provided by the advisor; the advisor's personnel and operations; the advisor's financial condition; the level and method of computing each Fund's management fee; comparative performance, fee and expense information for each of the Funds; the profitability of the Calvert Group of Funds to the advisor; the direct and indirect benefits, if any, derived by the advisor from the relationship with the Funds; the effect of each Fund's growth and size on the Fund's performance and expenses; and any possible conflicts of interest. In reviewing the overall profitability of the management fee to the Funds' advisor, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Funds for which they receive compensation.

administrative services agent

Calvert Administrative Services Company ("CASC"), a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain administrative services necessary to the conduct of the Fund's affairs. The Money Market Class O, Institutional Class, and Class T pay annual rates of 0.26%, 0.05%, and 0.26% respectively, based on average daily net assets. Limited-Term and California Money Market Portfolios (together with the other CTFR portfolios excluding Money Market Portfolio) pay an aggregate annual fee of $80,000, allocated among the CTFR portfolios (excluding Money Market) based on average daily net assets. The administrative service fees paid by the Portfolios to Calvert Administrative Services Company for the past 3 fiscal years were:
	1999	2000	2001
Money Market Class O	$3,487,416	$3,272,817	$3,351,994
Money Market Institutional Class	$149,269	$122,808	$169,813
Money Market Class T	$54,349	$104,471	$120,875
California Money Market	$31,685	$32,831	$31,345
Limited-Term	$40,553	$39,215	$40,547

Administrative service fees are allocated as a class-level expense, again based on net assets.

transfer and shareholder servicing agents

National Financial Data Services, Inc. ("NFDS"), 330 W. 9th Street, Kansas City, Missouri 64105, a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

Calvert Shareholder Services, Inc. ("CSSI"), 4550 Montgomery Avenue, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

For these services, NFDS and CSSI receive a fee based on the number of shareholder accounts and shareholder transactions, per Portfolio.

independent accountants and custodians

Arthur Andersen LLP has been selected by the Board of Directors to serve as independent accountants for fiscal year 2002. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. Allfirst Financial, Inc., 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Portfolio.

method of distribution

The Portfolios have entered into a principal underwriting agreement with Calvert Distributors Inc. ("CDI"), 4550 Montgomery Avenue, Bethesda, Maryland 20814. CDI is an affiliate of the Fund's Advisor. Pursuant to the agreement, CDI serves as distributor and principal underwriter for the Portfolios. CDI markets and distributes the Funds' shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

Pursuant to Rule 12b-1 under the 1940 Act, Class T of the Money Market Portfolio has adopted a Distribution Plan (the "Plan") which permits it to pay certain expenses associated with the distribution and servicing of its shares. Such expenses may not exceed, on an annual basis, 0.25% of the average daily net assets of Class T.

The Distribution Plan was approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The selection and nomination of the Trustees who are not interested persons is committed to the discretion of such disinterested Trustees. In establishing the Plan, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plan will benefit Class T and its shareholders, including economies of scale at higher asset levels, better investment opportunities, and more flexibility in managing a growing portfolio.

The Plan may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plan, or by vote of a majority of the outstanding shares of the affected class or Portfolio. Any change in the Plan that would materially increase the cost to the affected Class of Portfolio requires approval of the shareholders of that class; otherwise, the Plan may be amended by the Trustees, including a majority of the non-interested Trustees as described above. The Plan will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Trustees.

Apart from the Plan, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Portfolios. For the fiscal year ended December 31, 2001, they paid broker/dealers from their own resources a total of $1,688,029 for distribution expenses for all funds in the Calvert Group. The Advisor and/or CDI has agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those Firm's accounts for their marketing and distribution of the Fund shares, above the usual sales charges and services fees. This list may be changed from time to time. As of December 31, 2001, the Advisor and/or CDI had special arrangements with the following firms: Fidelity, Morgan Stanley Dean Witter, Prudential Securities, Salomon Smith Barney, American Express Financial Advisors, Merrill Lynch, PaineWebber and The Advisors Group.

CDI makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Class based on the average daily net assets of the Class. These fees are paid pursuant to the Fund's Distribution Plan. For the fiscal year ended December 31, 2001, the Money Market's Portfolio Class T Distribution Plan expenses were spent for the following purposes:

CTFR Money Market Portfolio

Class T

Compensation to broker-dealers	$116,226
Compensation to sales personnel	--
Advertising	--
Printing and mailing of prospectuses	--
to other than current shareholders	--
Compensation to underwriters	--
Interest, financing charges	--
Other	--
Total paid to CDI	$116,226

CDI also receives any front-end sales charges or CDSC paid on Limited-Term Portfolio Class A shares, and compensates broker-dealer firms for sales of shares at a maximum commission rate of 1.00%.

The aggregate amount of sales charges (gross underwriting commission) and the net amount retained by CDI (i.e., net of reallowance and finder's fees) for the last 3 three fiscal years was as follows:

	1999		2000		2001
	Gross	Net	Gross	Net	Gross	Net
Limited-Term	$133,454	($98,447)	$39,387	(14,692)	196,506	(113,950)

Fund Trustees and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to person already familiar with the Fund. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus.

portfolio transactions

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Advisor makes investment decisions and the choice of brokers and dealers under the direction and supervision of the Board of Trustees.

Broker-dealers who execute portfolio transactions on behalf of the Portfolios are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor's obligation to seek best execution. The Advisor may also consider sales of Portfolio shares as a factor in the selection of brokers.

For the last three fiscal years total brokerage commissions paid are as follows:

	1999	2000	2001
Money Market	$0	$0	$0
California Money Market	$0	$0	$0
Limited-Term	$0	$0	$0

The Portfolio did not pay any brokerage commissions to affiliated person during the last three fiscal years.

While the Advisor selects brokers primarily on the basis of best execution, in some cases it may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to it.

These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolios strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Portfolio. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis. The Advisor may also direct selling concessions and/or discounts in fixed-price offerings for research services.

If, in the judgement of the Advisor, the Portfolios or other accounts managed by it will be benefited by supplemental research services, it is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Portfolios as well as other Calvert Funds and managed accounts.

The Portfolio turnover rates for the last two fiscal years are as follows:

	2000	2001

Money Market	N/A	N/A
California Money Market	N/A	N/A
Limited-Term	82%	63%

personal securities transactions

The Fund, its Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access person as defined in the rule when dealing with the public. The Code of Ethics permits the Fund's investment personnel to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material information.

general information

The Fund is an open-end management investment company, organized as a Massachusetts business trust on October 20, 1980. The Money Market, California Money Market, and Limited-Term portfolios are diversified. The other series of the Fund include the Long-Term Portfolio and Vermont Municipal Portfolio. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. The Money Market Portfolio offers Class O (offered in the Calvert Tax-Free Reserves Money Market Prospectus), the Institutional Class (offered in a separate prospectus), and Class T (offered in a separate prospectus).

Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

control persons and principal holders of securities

As of March 31, 2002 the following shareholders owned 5% or more of the outstanding voting securities of the class of the Fund as shown:
Name and Address	% of Ownership

Money Market Portfolio

Maximus Inc.	23.78% of Class I
Alice Meana, Account Manager
11419 Sunset Hills Road
Reston, VA 20190-5207

Hillenbrand Industries Inc.	14.66% of Class I
700 State, Route 46 E
Batesville, IN 47006

Synopsys Inc.	10.86% of class I
ATTN: Corporate Controller
700 E Middlefield Rd Bldg C
Mountain View, CA 94043-4033

Stride Rite Children's Group Inc.	8.16% of class I
ATTN: Gordon Johnson
191 Spring Street
P.O. Box 9191
Lexington, MA 02150-9191

Publix Super Markets	8.15% of class I
ATTN: Sandy Parkinson- Treasury Dept.
P.O. Box 32018
Lakeland, FL 33802-2018

GRACO Inc.	5.47% of class I
ATTN: Janel Wahl
P.O. Box 1441
Minneapolis, MN 55440-1441

Limited-Term Portfolio

MLPF&S For the Sole Benefit of its Customers	12.31%
ATTN: Fund Administration
4800 Deer Lake Drive East, Floor 3
Jacksonville, FL 32246-6484

California Money Market Portfolio

Bruce Walkup & Betty Walkup TR	15.85%
650 California Street Suite 2600
San Francisco, CA 94108-2607

Betty Walkup & Daniel J Kelly Co TTEES	12.15%
650 California Street Floor 26
San Francisco, CA 94108-2607

APPENDIx

Municipal Obligations

Municipal obligations are debt obligations issued by states, cities, municipalities, and their agencies to obtain funds for various public purposes. Such purposes include the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses, and the lending of funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax in the opinion of bond counsel to the issuer. Although the interest paid on the proceeds from private activity bonds used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may be exempt from federal income tax, current federal tax law places substantial limitations on the size of such issues.

Municipal obligations are generally classified as either "general obligation" or "revenue'' bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations, both within a particular classification and among classifications.

Municipal obligations are generally traded on the basis of a quoted yield to maturity, and the price of the security is adjusted so that relative to the stated rate of interest it will return the quoted rate to the purchaser.

Short-term and limited-term municipal obligations include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Discount Notes. The maturities of these instruments at the time of issue generally will range between three months and one year. Pre-Refunded Bonds with longer nominal maturities that are due to be retired with the proceeds of an escrowed subsequent issue at a date within one year and three years of the time of acquisition are also considered short-term and limited-term municipal obligations.

Municipal Bond and Note Ratings

Description of Moody's Investors Service, Inc.'s ratings of state and municipal notes:

Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk.

MIG 1: Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG2: Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG3: Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG4: Notes bearing this designation are of adequate quality, carrying specific risk, but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Description of Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:

Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.

Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.

Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.

C/C: This rating is only for no-interest income bonds.

D: Debt in default; payment of interest and/or principal is in arrears.

The Fund may also rely on ratings by any other NRSRO, such as Fitch International Rating Agency.

LETTER OF INTENT

______________________

Date

Calvert Distributors, Inc.

4550 Montgomery Avenue

Bethesda, MD 20814

Ladies and Gentlemen:

By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

I intend to invest in the shares of:_____________________ (Fund or Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

__ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

The commission allowed by CDI to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.

___________________________________

Dealer

___________________________________

Name of Investor(s)

By_________________________________

Authorized Signer

___________________________________

Address

___________________________________

Signature of Investor(s)

___________________________________

Date

___________________________________

Signature of Investor(s)

___________________________________

Date


CALVERT TAX-FREE RESERVES

Long-Term Portfolio

Vermont Municipal Portfolio

CALVERT MUNICIPAL FUND, INC.

Calvert National Municipal Intermediate Fund

Calvert California Municipal Intermediate Fund

4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information

April 30, 2002

New Account Information:	(800) 368-2748 (301) 951-4820	Shareholder Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the appropriate Portfolio or Fund Prospectus, dated April 30, 2002 (collectively, the Portfolios and Funds are referred to as "Portfolios") Each Portfolio's audited financial statements, included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by writing the Portfolio at the above address or calling the Portfolio, or by visiting our website at www.calvert.com.

Investment Policies and Risks	2
Investment Restrictions	10
Purchase and Redemption of Shares	11
Dividends, Distributions, and Tax Matters	11
Valuation of Shares	12
Calculation of Yield and Total Return	13
Advertising	15
Trustees/Directors and Officers	16
Investment Advisor	21
Administrative Services Agent	22
Transfer and Shareholder Servicing Agents	22
Independent Accountants and Custodians	23
Method of Distribution	23
Portfolio Transactions	25
Personal Securities Transactions	26
General Information	26
Control Persons and Principal Holders of Securities	26
Appendix	28

investment policies and risks

A complete explanation of municipal obligations and municipal bond and note ratings is set forth in the Appendix.

Variable Rate Obligations and Demand Notes

The Portfolios may invest in variable rate obligations. Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates. Floating rate obligations have an interest rate fixed to a known lending rate, such as the prime rate, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of investment securities in a Portfolio and, consequently, of Portfolio shares. However, if interest rates decline, the yield of the invested Portfolio will decline, causing the Portfolio and its shareholders to forego the opportunity for capital appreciation of the Portfolio's investments and of their shares.

The Portfolios may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer. To ensure the ability of the issuer to make payment on demand, a bank letter of credit or other liquidity facility may support the note.

The Board of Trustees/Directors has approved investments in floating and variable rate demand notes upon the following conditions: the Portfolio has right of demand, upon notice not to exceed thirty days, against the issuer to receive payment; the issuer will be able to make payment upon such demand, either from its own resources or through an unqualified commitment from a third party; and the rate of interest payable is calculated to ensure that the market value of such notes will approximate par value on the adjustment dates. The remaining maturity of such demand notes is deemed the period remaining until such time as the Portfolio can recover the principal through demand.

Municipal Leases

The Portfolios may invest in municipal leases, or structured instruments where the underlying security is a municipal lease. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. The Portfolios may purchase unrated leases. There are additional risks inherent in investing in this type of municipal security. Unlike municipal notes and bonds, where a municipality is obligated by law to make interest and principal payments when due, funding for lease payments needs to be appropriated each fiscal year in the budget. It is possible that a municipality will not appropriate funds for lease payments. The Advisor considers risk of cancellation in its investment analysis. The Fund's Advisor, under the supervision of the Board of Trustees/Directors, is responsible for determining the credit quality of such leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. Certain municipal leases may be considered illiquid and subject to the Portfolio's limit on illiquid securities. The Board of Trustees/Directors has directed the Advisor to treat a municipal lease as a liquid security if it satisfies the following conditions: (A) such treatment must be consistent with the Portfolio's investment restrictions; (B) the Advisor should be able to conclude that the obligation will maintain its liquidity throughout the time it is held by the Portfolio, based on the following factors: (1) whether the lease may be terminated by the lessee; (2) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (3) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); (4) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"), and (5) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; and (C) the Advisor should determine whether the obligation can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued it for purposes of calculating the Portfolio's net asset value, taking into account the following factors: (1) the frequency of trades and quotes; (2) the volatility of quotations and trade prices; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); (6) the rating of the security and the financial condition and prospects of the issuer; and (7) other factors relevant to the Portfolio's ability to dispose of the security.

Obligations with Puts Attached

The Portfolios may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can acquire at the same time the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put." Unconditional puts are readily exercisable in the event of a default in payment of principal or interest on the underlying securities.

Temporary Investments

From time to time for liquidity purposes or pending the investment of the proceeds of the sale of Portfolio shares, the Portfolios may invest in and derive up to 20% of their income from taxable obligations of the U.S. Government, its agencies, and instrumentalities. Interest earned from such taxable investments will be taxable to investors as ordinary income unless the investors are otherwise exempt form taxation.

The Portfolio intends to minimize taxable income through investment, when possible, in short-term tax-exempt securities. To minimize taxable income, the Portfolio may also hold cash which is not earning income.

Repurchase Agreements

The Portfolios may purchase debt securities subject to repurchase agreements, which are arrangements under which the Portfolio buys a security, and the seller simultaneously agrees to repurchase the security at a specified time and price reflecting a market rate of interest. The Portfolios engage in repurchase agreements in order to earn a higher rate of return than they could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Portfolio would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Portfolios will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor. In addition, the Portfolio will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Portfolio pursuant to the agreement, the Portfolio will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Portfolio may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

The Portfolios may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Portfolio invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Portfolio intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Portfolio invests the proceeds is expected to exceed the amount the Portfolio will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Portfolio does not intend to borrow for leverage purposes. The Portfolio will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain in a segregated account an amount of cash, US Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Portfolio will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

The Portfolio's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Portfolio may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Portfolio under the agreements, the Portfolio may have been better off had it not entered into the agreement. However, the Portfolio will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Portfolio's Board of Trustees/Directors. In addition, the Portfolio bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Portfolio to post additional collateral.

When-Issued Purchases

New issues of municipal obligations are offered on a when-issued basis; that is, delivery and payment for the securities normally take place 15 to 45 days after the date of the transaction. The payment obligation and the yield that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Portfolios will only make commitments to purchase these securities with the intention of actually acquiring them, but may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

Securities purchased on a when-issued basis and the securities held in a Portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets may vary.

When the time comes to pay for when-issued securities, the Portfolio will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax. When issued securities do not earn income until they have in fact been issued.

When the Portfolio purchases a when-issued security, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account so that the amount so segregated equals the market value of the when-issued purchase, thereby ensuring the transaction is unleveraged.

Non-Investment Grade Debt Securities

Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds." These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. See Appendix for a description of the ratings. The Portfolio considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (NRSRO), or is an unrated security of comparable quality. Currently, there are three NRSROs.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

The quality limitation set forth in the Portfolio's investment policy is determined immediately after the Portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Portfolio's investment policy.

When purchasing non-investment grade debt securities, rated or unrated, the Advisor prepares its own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Derivatives

The Portfolios can use various techniques to increase or decrease their exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Portfolio can use these practices either as substitution or as protection against an adverse move in the Portfolio to adjust the risk and return characteristics of the Portfolio. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts

The Portfolios may, in pursuit of its respective investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities and employ a variety of other investment techniques such as interest rate futures contracts, and options on such futures, as described more fully below.

The Portfolios may engage in such transactions only to hedge the existing positions in the Portfolio. They will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

The Portfolios may write "covered options" on securities in standard contracts traded on national securities exchanges. The Portfolio may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

Put and Call Options. The Portfolios may purchase put and call options, in standard contracts traded on national securities exchanges. The Portfolio will purchase such options only to hedge against changes in the value of securities the Portfolio hold and not for the purposes of speculation or leverage. By buying a put, a Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

The Portfolio may purchase call options on securities which it may intend to purchase or as an interest rate hedge. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Portfolio intends to purchase or in the level of market interest rates. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. The Portfolio may write only covered options on securities in standard contracts traded on national securities exchanges. This means that, in the case of call options, so long as a Portfolio is obligated as the writer of a call option, that Portfolio will own the underlying security subject to the option and, in the case of put options, that Portfolio will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

When a Portfolio writes a covered call option, the Portfolio gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Portfolio receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Portfolio and thus reduce declines in the net asset value per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Portfolio to forego future appreciation of the securities covered by the option.

When a Portfolio writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.

The Portfolio may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolio. The Portfolio's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the portfolio has not entered into a closing purchase transaction.

Risks Related to Options Transactions. The Portfolio can close out its respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although the Portfolio intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Portfolio from closing an options position, which could impair the Portfolio's ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Portfolio may be required to hold the securities underlying the option until the option expires or is exercised.

Transactions in Futures Contracts

The Portfolios may engage in the purchase and sale of futures contracts on an index of municipal bonds or on U.S. Treasury securities, or options on such futures contracts, for hedging purposes only. The Portfolio may sell such futures contracts in anticipation of a decline in the cost of municipal bonds it holds or may purchase such futures contracts in anticipation of an increase in the value of municipal bonds the Portfolio intends to acquire. The Portfolio also is authorized to purchase and sell other financial futures contracts which in the opinion of the Investment Advisor provide an appropriate hedge for some or all of the Portfolio's securities.

Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contract can result in substantial unrealized gains or losses. Because the Portfolio will engage in the purchase and sale of financial futures contracts solely for hedging purposes, however, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset in whole or in part by increases in the value of securities held by the Portfolio or decreases in the price of securities the Portfolio intends to acquire.

It is possible that trading in municipal bond index futures contracts will result in less liquidity than trading in other futures contracts. The trading of futures contracts and options thereon is subject to certain market risks, such as trading halts, suspensions, exchange or clearing house equipment failures, government intervention or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions.

The liquidity of a secondary market in futures contracts may be further adversely affected by "daily price fluctuation limits" established by contract markets, which limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices of existing contracts have in the past moved the daily limit on a number of consecutive trading days. The Portfolio will enter into a futures position only if, in the judgment of the Investment Advisor, there appears to be an actively traded secondary market for such futures contracts.

The successful use of transactions in futures contracts and options thereon depends on the ability of the Investment Advisor to correctly forecast the direction and extent of price movements of these instruments, as well as price movements of the securities held by the Portfolio within a given time frame. To the extent these prices remain stable during the period in which a futures or option contract is held by the Portfolio, or move in a direction opposite to that anticipated, the Portfolio may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of the Portfolio's securities. As a result, the Portfolio's total return for such period may be less than if it had not engaged in the hedging transaction.

Description of Financial Futures Contracts

Futures Contracts. A futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument called for in the contract or, in some instances, to make a cash settlement, at a specified future time for a specified price. Although the terms of a contract call for actual delivery or acceptance of securities, or for a cash settlement, in most cases the contracts are closed out before the delivery date without the delivery or acceptance taking place. The Portfolio intends to close out its futures contracts prior to the delivery date of such contracts.

The Portfolios may sell futures contracts in anticipation of a decline in the value of its investments in municipal bonds. The loss associated with any such decline could be reduced without employing futures as a hedge by selling long-term securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce the Portfolio's average yields as a result of the shortening of maturities.

The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the Portfolio's futures commission merchant and the relevant contract market, which varies but is generally about 5% or less of the contract amount, must be deposited with the broker. This amount is known as "initial margin," and represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

The sale of financial futures contracts provides an alternative means of hedging the Portfolio against declines in the value of its investments in municipal bonds. As such values decline, the value of the Portfolio's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Portfolio's fixed income investments which are being hedged. While the Portfolio will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of fixed income securities. In addition, the ability of the Portfolio to trade in the standardized contracts available in the futures market may offer a more effective hedging strategy than a program to reduce the average maturing of portfolio securities, due to the unique and varied credit and technical characteristics of the municipal debt instruments available to the Portfolio. Employing futures as a hedge may also permit the Portfolio to assume a hedging posture without reducing the yield on its investments, beyond any amounts required to engage in futures trading.

The Portfolios may engage in the purchase and sale of futures contracts on an index of municipal securities. These instruments provide for the purchase or sale of a hypothetical portfolio of municipal bonds at a fixed price in a stated delivery month. Unlike most other futures contracts, however, a municipal bond index futures contract does not require actual delivery of securities but results in a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time it is liquidated.

The municipal bond index underlying the futures contracts traded by the Portfolio is The Bond Buyer Municipal Bond Index, developed by The Bond Buyer and the Chicago Board of Trade ("CBT"), the contract market on which the futures contracts are traded. As currently structured, the index is comprised of 40 tax-exempt term municipal revenue and general obligation bonds. Each bond included in the index must be rated either A- or higher by Standard & Poor's or A or higher by Moody's Investors Service and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues will be deleted from, the index. The value of the index is computed daily according to a formula based upon the price of each bond in the index, as evaluated by four dealer-to-dealers brokers.

The Portfolio may also purchase and sell futures contracts on U.S. Treasury bills, notes and bonds for the same types of hedging purposes. Such futures contracts provide for delivery of the underlying security at a specified future time for a fixed price, and the value of the futures contract therefore generally fluctuates with movements in interest rates.

The municipal bond index futures contract, futures contracts on U.S. Treasury securities and options on such futures contracts are traded on the CBT, which, like other contract markets, assures the performance of the parties to each futures contract through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin.

The Portfolio may also purchase financial futures contracts when it is not fully invested in municipal bonds in anticipation of an increase in the cost of securities the Portfolio intends to purchase. As such securities are purchased, an equivalent amount of futures contracts will be closed out. In a substantial majority of these transactions, the Portfolio will purchase municipal bonds upon termination of the futures contracts. Due to changing market conditions and interest rate forecasts, however, a futures position may be terminated without a corresponding purchase of securities. Nevertheless, all purchases of futures contracts by the Portfolio will be subject to certain restrictions, described below.

Options on Futures Contracts. An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a long position in the underlying futures contract (that is, purchase the futures contract), in the case of a "call" option, or a short position (sell the futures contract), in the case of a "put" option, for a fixed price up to a stated expiration date. The option is purchased for a non-refundable fee, known as the "premium." Upon exercise of the option, the contract market clearing house assigns each party to the option an opposite position in the underlying futures contract. In the event of exercise, therefore, the parties are subject to all of the risks of futures trading, such as payment of initial and variation margin. In addition, the seller, or "writer," of the option is subject to margin requirements on the option position. Options on futures contracts are traded on the same contract markets as the underlying futures contracts.

The Portfolio may purchase options on futures contracts for the same types of hedging purposes described above in connection with futures contracts. For example, in order to protect against an anticipated decline in the value of securities it holds, the Portfolio could purchase put options on futures contracts, instead of selling the underlying futures contracts. Conversely, in order to protect against the adverse effects of anticipated increases in the costs of securities to be acquired, the Portfolio could purchase call options on futures contracts, instead of purchasing the underlying futures contracts. The Portfolio generally will sell options on futures contracts only to close out an existing position.

The Portfolio will not engage in transactions in such instruments unless and until the Investment Advisor determines that market conditions and the circumstances of the Portfolio warrant such trading. To the extent the Portfolio engages in the purchase and sale of futures contracts or options thereon, it will do so only at a level which is reflective of the Investment Advisor's view of the hedging needs of the Portfolio, the liquidity of the market for futures contracts and the anticipated correlation between movements in the value of the futures or option contract and the value of securities held by the Portfolio.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. Under regulations of the Commodity Futures Trading Commission ("CFTC"), the futures trading activities described herein will not result in the Portfolio being deemed to be a "commodity pool," as defined under such regulations, provided that certain trading restrictions are adhered to. In particular, CFTC regulations require that all futures and option positions entered into by the Portfolio qualify as bona fide hedge transactions, as defined under CFTC regulations, or, in the case of long positions, that the value of such positions not exceed an amount of segregated funds determined by reference to certain cash and securities positions maintained by the Portfolio and accrued profits on such positions. In addition, the Portfolio may not purchase or sell any such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on the Portfolio's existing futures positions would exceed 5% of the market value of its net assets.

When the Portfolio purchases a futures contract, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contract, thereby ensuring the use of such futures is unleveraged.

Risk Factors in Transactions in Futures Contracts. The particular municipal bonds comprising the index underlying the municipal bond index futures contract may vary from the bonds held by the Portfolio. In addition, the securities underlying futures contracts on U.S. Treasury securities will not be the same as securities held by the Portfolio. As a result, the Portfolio's ability effectively to hedge all or a portion of the value of its municipal bonds through the use of futures contracts will depend in part on the degree to which price movements in the index underlying the municipal bond index futures contract, or the U.S. Treasury securities underlying other futures contracts trade, correlate with price movements of the municipal bonds held by the Portfolio.

For example, where prices of securities in the Portfolio do not move in the same direction or to the same extent as the values of the securities or index underlying a futures contract, the trading of such futures contracts may not effectively hedge the Portfolio's investments and may result in trading losses. The correlation may be affected by disparities in the average maturity, ratings, geographical mix, or structure of the Portfolio's investments as compared to those comprising the index, and general economic or political factors. In addition, the correlation between movements in the value of the index underlying a futures contract may be subject to change over time, as additions to and deletions from the index alter its structure. In the case of futures contracts on U.S. Treasury securities and options thereon, the anticipated correlation of price movements between the U.S. Treasury securities underlying the futures or options and municipal bonds may be adversely affected by economic, political, legislative or other developments that have a disparate impact on the respective markets for such securities. In the event that the Investment Advisor determines to enter into transactions in financial futures contracts other than the municipal bond index futures contract or futures on U.S. Treasury securities, the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of municipal bonds held by the Portfolio may be greater.

The trading of futures contracts on an index also entails the risk of imperfect correlation between movements in the price of the futures contract and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as margin requirements, liquidity, and the participation of speculators in the futures markets. The risk of imperfect correlation, however, generally diminishes as the delivery month specified in the futures contract approaches.

Prior to exercise or expiration, a position in futures contracts or options thereon may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Portfolio will enter into a futures or option position only if there appears to be a liquid secondary market therefor, although there can be no assurance that such a liquid secondary market will exist for any particular contract at any specific time. Thus, it may not be possible to close out a position once it has been established. Under such circumstances, the Portfolio could be required to make continuing daily cash payments of variation margin in the event of adverse price movements. In such situation, if the Portfolio has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to perform under the terms of the futures or option contracts it holds. The inability to close out futures or options positions also could have an adverse impact on the Portfolio's ability effectively to hedge its portfolio.

When the Portfolio purchases an option on a futures contract, its risk is limited to the amount of the premium, plus related transaction costs, although this entire amount may be lost. In addition, in order to profit from the purchase of an option on a futures contract, the Portfolio may be required to exercise the option and liquidate the underlying futures contract, subject to the availability of a liquid secondary market. The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option, although the risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.

"Trading Limits" or "Position Limits" may also be imposed on the maximum number of contracts which any person may hold at a given time. A contract market may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Investment Advisor does not believe that trading limits will have any adverse impact on the strategies for hedging the Portfolio's investments.

Further, the trading of futures contracts is subject to the risk of the insolvency of a brokerage firm or clearing corporation, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

In addition to the risks of imperfect correlation and lack of a liquid secondary market for such instruments, transactions in futures contracts involve risks related to leveraging and the potential for incorrect forecasts of the direction and extent of interest rate movements within a given time frame.

investment restrictions

Fundamental Investment Restrictions

The Portfolios have adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the respective Portfolio. No Portfolio may:

(1) Make any investment inconsistent with its classification as a nondiversified investment company under the 1940 Act.

(2) Concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby or domestic bank money market instruments).

(3) Issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Portfolios may pledge, mortgage, or hypothecate its assets.

(4) Underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of municipal obligations in accordance with its investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.

(5) Invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate, or real estate mortgages.

(6) Make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures, or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.

(7) Long-Term Portfolio:

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

(8) Vermont Municipal Portfolio:

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal and Vermont state income tax. This may include some securities of issuers located outside of Vermont.

(9) California Municipal Intermediate Fund:

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal and California state income tax. This may include some securities of issuers located outside of California. Securities that generate income subject to alternative minimum tax may be included in the 80%.

(10) National Municipal Intermediate Fund:

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax. Securities that generate income subject to alternative minimum tax may be included in the 80%.

Nonfundamental Investment Restrictions

The Board of Trustees/Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) Each Portfolio may not purchase common stocks, preferred stocks, warrants, or other equity securities.

(2) Each Portfolio does not intend to make any purchases of securities if borrowing exceeds 5% of its total assets.

(3) Each Portfolio may not sell securities short, purchase securities on margin, or write or purchase put or call options, except as permitted in connection with transactions in futures contracts and options thereon. The Portfolio reserves the right to purchase securities with puts attached or with demand features.

(4) The Portfolios may not invest more than 35% of net assets in non-investment grade debt securities. The Portfolios do not intend to purchase more than 15% of non-investment grade debt securities.

(5) The Portfolios may not purchase illiquid securities if more than 15% of the value of the Portfolio's net assets would be invested in such securities.

(6) Long-Term only: Though nondiversified, the Portfolio does not intend to purchase more than 15% of assets in any one issuer.

(7) Each Portfolio may not purchase or sell a futures contract or an option thereon if immediately thereafter, the sum of the amount of initial margin deposits on futures and premiums on such options would exceed 5% of the Portfolio's total assets, based on net premium payments.

(8) Each Portfolio may not invest in puts or calls on a security, including straddles, spreads, or any combination, if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Portfolio, exceeds 5% of the Portfolio's total assets.

purchases and redemption of shares

The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, accepts the order. The customer orders will be priced at the Fund's Net Asset Value next computed after they are accepted by an authorized broker or the broker's authorized designee.

Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case another person later presents the original certificates. No certificates will be issued for fractional shares.

The Fund has filed a notice under rule 18f-1 with the Commission. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the net assets value of the Fund, whichever is less, by redemption-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.) See the prospectus for more details on purchases and redemptions.

dividends, distributions, and tax matters

The Portfolios intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. If for any reason a Portfolio should fail to qualify, it would be taxed as a corporation rather than passing through its income and gains to shareholders.

The Portfolios declare and pay monthly dividends of net income to shareholders of record as of the close of business on each designated monthly record date. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue discounts or premiums or market premiums), less estimated expenses.

Dividends are automatically reinvested at net asset value in additional shares. Capital gains, if any, are normally paid once a year and will be automatically reinvested at net asset value in additional shares, unless you choose otherwise. The Portfolios do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. The capital loss carryforwards as of December 31, 2001 were as follows:

2001
National	$74,480
California	$554,391

Shareholders may elect to have their dividends and distributions paid out monthly in cash. Shareholders may also request to have dividends and distributions from the Portfolio invested in shares of any other Calvert Fund without a sales charge.

The Portfolio's dividends of net investment income constitute exempt-interest dividends on which shareholders are not generally subject to federal income tax; or for the state - specific Portfolios, to their respective state income tax. However, under the Act, dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum taxable income for the purpose of determining liability (if any) for individuals and for corporations. The Portfolio's dividends derived from taxable interest and distributions of net short-term capital gains whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and do not qualify for the dividends received deduction for corporations.

A shareholder may also be subject to state and local taxes on dividends and distributions from the Portfolio. The Portfolio will notify shareholders annually about the federal tax status of dividends and distributions paid by the Portfolio and the amount of dividends withheld, if any, during the previous year.

The Code provides that interest on indebtedness incurred or continued in order to purchase or carry shares of a regulated investment company which distributes exempt-interest dividends during the year is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of the Portfolio. "Substantial user" is generally defined as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.

The Portfolio is required to withhold 31% of any long-term capital gain dividends and 31% of each redemption transaction occurring in the Portfolio if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided, or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on capital gain dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

In addition the Portfolio is required to report to the Internal Revenue Service the following information with respect to redemption transactions in the Portfolio: (a) the shareholder's name, address, account number, and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Portfolio's identifying CUSIP number.

Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Portfolio for further information.

valuation of shares

Each Portfolio's assets are normally valued utilizing the average bid dealer market quotation as furnished by an independent pricing service. Securities and other assets for which market quotations are not readily available are valued based on the current market for similar securities or assets, as determined in good faith by the Portfolio's Advisor under the supervision of the Board of Trustees/Directors. The Portfolio determines the net asset value of its shares every business day at the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Portfolio does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Net Asset Value and Offering Price Per Share as of December 31, 2001:
Long-Term
Net asset value per share	$16.20
($63,328,806/3,908,209 shares)
Maximum sales charge	.63
(3.75% of offering price)
Offering price per share	$16.83

Vermont
Net asset value per share	$15.56
($49,981,399/3,213,179 shares)
Maximum sales charge	.61
(3.75% of offering price)
Offering price per share	$16.17

National
Net asset value per share	$10.58
($77,323,362/7,309,015 shares)
Maximum sales charge	.30
(2.75% of offering price)
Offering price per share	$10.88

California
Net asset value per share	$10.60
($27,971,038/2,639,029 shares)
Maximum sales charge	.30
(2.75% of offering price)
Offering price per share	$10.90

calculation of yield and total return

From time to time, the Portfolios advertise their "total return." Total return is calculated separately for each class. Total return is historical in nature and is not intended to indicate future performance. Total return will be quoted for the most recent one-year period, five-year period and ten-year. Total return quotations for periods in excess of one year represent the average annual total return for the period included in the particular quotation. Total return is a computation of the Portfolio's dividend yield plus or minus realized or unrealized capital appreciation or depreciation, less fees and expenses. All total return quotations, including returns after taxes, reflect the deduction of the Portfolio's maximum sales charge, except quotations of "return without maximum load," which do not deduct the sales charge, and "actual return," which reflect deduction of the sales charge only for those periods when a sales charge was actually imposed. Thus, in the formula below, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for actual return, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Note: "Total Return" as quoted in the Financial Highlights section of the Fund's Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" or "at NAV" as referred to herein. Return without maximum load should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Total return before taxes is computed according to the following formula:

P(1 +T)n = ERV

where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable).

Total return after taxes on distributions is computed according to the following formula:

P(1 +T)n = ATV D

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years and ATV D = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption

Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P(1 +T)n = ATV DR

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATV DR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable), after taxes on fund distributions and redemption.

Returns for the periods indicated as of December 31, 2001 are as follows:

	Before Taxes With Max. Load	Before Taxes W/O Max. Load	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
Long-Term
One Year	(0.20%)	3.68%	(0.36%)	1.73%
Five Years	4.15%	4.94%	3.96%	4.22%
Ten Years	5.50%	5.91%	5.39%	5.44%

Vermont
One Year	(0.21%)	3.67%	(0.23%)	1.52%
Five Years	3.50%	4.30%	3.36%	3.67%
Ten Years	5.04%	5.45%	4.94%	5.01%

National
One Year	0.90%	3.75%	0.90%	2.18%
Five Years	4.16%	4.75%	4.11%	4.20%
From Inception	5.17%	5.48%	5.14%	5.09%
(9/30/92)

California
One Year	0.23%	3.04%	0.23%	1.59%
Five Years	4.00%	4.59%	4.00%	4.04%
From Inception	4.91%	5.22%	4.90%	4.85%
(5/29/92)

The Portfolio also advertises, from time to time, its "yield" and "tax equivalent yield." As with total return, both yield figures are historical and are not intended to indicate future performance. "Yield" quotations for each class refer to the aggregate imputed yield-to-maturity of each of the Portfolio's investments based on the market value as of the last day of a given thirty-day or one-month period, less expenses (net of reimbursement), divided by the average daily number of outstanding shares entitled to receive dividends times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. The Portfolio's yield is computed according to the following formula:

Yield = 2[(a-b/cd+1)6-1]

where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The tax equivalent yield is the yield an investor would be required to obtain from taxable investments to equal the Portfolio's yield, all or a portion of which may be exempt from federal income taxes. The tax equivalent yield is computed per class by taking the portion of the class' yield exempt from regular federal income tax and multiplying the exempt yield by a factor based upon a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal income tax. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement.

For the thirty-day period ended December 31, 2001 the yields were:

	SEC 30-Day	Tax-equivalent Yield	Tax-equivalent Yield
	Yield	(assumes 35% federal bracket)	(assume 38.6% bracket)
Long-Term	4.42%	6.80%	7.20%
Vermont	3.92%	6.03%	6.38%
National	4.07%	6.26%	6.63%
California	3.13%	4.82%	5.10%

advertising

The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions, and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.

The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.

Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 2001). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

trustees/DIRECTORS and officers

The Fund's Board of Trustees/Directors supervises the Fund's activities and reviews its contracts with companies that provide it with services.

			# of Calvert
	Position	Position	Portfolios		Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years		(Not Applicable to Officers)
RICHARD L. BAIRD, JR. DOB: 05/09/48	Trustee/ Director	1982	Executive Vice President for the Family Health Council, Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	19	Chairperson, United Methodist Services for the Aging.
FRANK H. BLATZ, JR., Esq. DOB: 10/29/35	Trustee/ Director	1982	Attorney in private practice in Fanwood, NJ. From 1996 to 1999 he was a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz and prior to that a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A.	30
CHARLES E. DIEHL DOB: 10/13/22	Trustee/ Director	1982	Self-employed consultant and Vice President and Treasurer Emeritus of The George Washington University. Formerly, he was a Director of Acacia Mutual Life Insurance Company.	30
DOUGLAS E. FELDMAN, M.D. DOB: 05/23/48	Trustee/ Director	1982	Managing partner of Feldman Otolaryngology, Head, and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	12
PETER W. GAVIAN, CFA, ASA DOB: 12/08/32	Trustee/ Director	1982	Since 1976, President of Corporate Finance of Washington, Inc., an investment banking firm. He is a Chartered Financial Analyst and an Accredited senior appraiser (business evaluation).	12	MVM, Inc.
			# of Calvert
	Position	Position	Portfolios		Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years		(Not Applicable to Officers)
JOHN GUFFEY, JR. DOB: 05/15/48	Trustee/ Director	1976	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm.	21	Ariel Funds Calvert Foundation Calvert Ventures, LLC
M. CHARITO KRUVANT DOB: 12/08/45	Trustee/ Director	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	30	Acacia Federal Savings Bank
ARTHUR J. PUGH DOB: 09/24/37	Trustee/ Director	1982	Retired executive.	30	Acacia Federal Savings Bank
BARBARA J. KRUMSIEK DOB: 08/09/52	Trustee/ Director & President	1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	41	Calvert Foundation
DAVID R. ROCHAT DOB: 10/07/37	Trustee/ Director & Senior Vice-President	1976	Executive Vice President of Calvert Asset Management Company, Inc. and Director and President of Chelsea Securities, Inc.	12	Government Scientific Source, Inc.
D. Wayne Silby, Esq. DOB: 07/20/48	Trustee/ Director	1976	Mr. Silby is Executive Vice-Chairman of GroupServe, Inc., a software company focused on collaborative tools. He is an officer and director of Silby, Guffey and Co., Inc.	23	Ameritas Acacia Mutual Life Insurance Company Calvert Foundation
SUSAN walker Bender, Esq. DOB: 01/29/59	Officer	1988	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.
IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	1996	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.
VICTOR FRYE, Esq. DOB: 10/15/58	Officer	1999

Assistant Vice-President and Counsel and Compliance Officer of Calvert Group, Ltd. Prior to joining Calvert Group in 1999, Mr. Frye had been Counsel and Manager of the Compliance Department at The Advisors Group since 1986.

Daniel K. Hayes DOB: 09/09/50	Officer	1996	Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA DOB: 01/06/65	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer

				# of Calvert
	Position	Position		Portfolios	Other
Name &	with	Start	Principal Occupation	Overseen	Directorships
Date of Birth	Fund	Date	During Last 5 Years	(Not Applicable to Officers)
reno J. Martini DOB: 01/13/50	Officer	1990		Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc.
William M. Tartikoff, Esq. DOB: 08/12/47	Officer	1990		Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
Ronald M. Wolfsheimer, CPA DOB: 07/24/52	Officer	1979		Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	1999		Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

Mr. Guffey has been advised that the Securities and Exchange Commission ("SEC") has entered an order against him relating to his former service as a director of Community Bankers Mutual Fund, Inc. This fund is not connected with any Calvert Fund or Calvert Group, Ltd. and ceased operations in September, 1994. Mr. Guffey consented to the entry of the order without admitting or denying the findings in the order. The order contains findings that: (1) the Community Bankers Mutual Fund's prospectus and statement of additional information were materially false and misleading because they misstated or failed to state material facts concerning the pricing of fund shares and the percentage of illiquid securities in the fund's portfolio and that Mr. Guffey, as a member of the fund's board, should have known of these misstatements and therefore violated the Securities Act of 1933; (2) the price of the fund's shares sold to the public was not based on the current net asset value of the shares, in violation of the Investment Company Act of 1940 (the "Investment Company Act"); and (3) the board of the fund, including Mr. Guffey, violated the Investment Company Act by directing the filing of a materially false registration statement. The order directed Mr. Guffey to cease and desist from committing or causing future violations and to pay a civil penalty of $5,000. The SEC placed no restrictions on Mr. Guffey's continuing to serve as a Trustee or Director of mutual funds.

The address of Trustees/Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC 20009. Trustees and officers of the Fund as a group own less than 1% of the Fund's outstanding shares. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's advisor and its affiliates. Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund's advisor. Mr. Rochat is an interested person of the Fund since he is an officer and director of the Fund's advisor.

Each of the Officers is also an officer of Calvert Group, Ltd., each of its subsidiaries, and each of the other investment companies in the Calvert Family of Funds.

The Board of Trustees/Directors has 4 standing Committees. The Investment Policy Committee addresses the policies and strategies of the investment advisor and reviews compliance matters. Ms. Krumsiek and Messrs. Diehl, Rochat, Gavian, Guffey and Silby comprise the Investment Policy Committee. The Governance Committee deals with matters of fund governance, including policies on Director compensation, and Board and Committee structure and responsibilities. The Disinterested Trustee/Directors (Ms. Kruvant and Messrs. Baird, Blatz, Diehl, Feldman, Gavian, Guffey, and Pugh) comprise the Governance Committee. The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Fund's financial statements; review with the independent accountants the outline, scope, and results of the annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. Messrs. Pugh, Baird, Blatz, Feldman, and Ms. Kruvant comprise the Audit Committee. The Investment Policy, Governance, and Audit Committee each met four times during the past fiscal year. The High Social Impact Committee (not applicable to these Portfolios) oversees the Fund's direct investments in High Social Impact investments, including review, selection, and the fair valuation of such investments. Messrs. Baird, Silby, and Guffey comprise this Committee. It met three times in the past fiscal year.

The Trustees/Directors owned shares in the Fund and in all Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2001:

CTFR Long-Term
Aggregate Dollar Range of Equity Securities in All
Name of Trustee/	Dollar Range of Equity	Registered Investment Companies Overseen
Director	Securities in the Fund	By Trustee/Director in Calvert Family of Funds

Richard L. Baird, Jr.	$1-$10,000	>$100,000
Frank H. Blatz, Jr.	none	>$100,000
Charles E. Diehl	none	>$100,000
Douglas E. Feldman	none	$10,001-$50,000
Peter W. Gavian	none	>$100,000
John G. Guffey, Jr.	>$100,000	>$100,000
Barbara J. Krumsiek	none	>$100,000
M. Charito Kruvant	none	$10,001-$50,000
Arthur J. Pugh	none	$50,001-$100,000
David R. Rochat	none	>$100,000
D. Wayne Silby	none	>$100,000

CTFR Vermont Municipal
Aggregate Dollar Range of Equity Securities in All
Name of Trustee/	Dollar Range of Equity	Registered Investment Companies Overseen
Director	Securities in the Fund	By Trustee/Director in Calvert Family of Funds

Richard L. Baird, Jr.	none	>$100,000
Frank H. Blatz, Jr.	none	>$100,000
Charles E. Diehl	none	>$100,000
Douglas E. Feldman	none	$10,001-$50,000
Peter W. Gavian	none	>$100,000
John G. Guffey, Jr.	none	>$100,000
M. Charito Kruvant	none	$10,001-$50,000
Arthur J. Pugh	none	$50,001-$100,000
D. Wayne Silby	none	>$100,000
Barbara J. Krumsiek	none	>$100,000
David R. Rochat	$1-$10,000	>$100,000

CMF National Municipal Intermediate
	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
Name of Trustee/	Securities in the	in All Registered Investment Companies Overseen
Director	Fund	By Trustee/Director in Calvert Family of Funds

Richard L. Baird, Jr.	none	>$100,000
Frank H. Blatz, Jr.	none	>$100,000
Charles E. Diehl	none	>$100,000
Douglas E. Feldman	none	$10,001-$50,000
Peter W. Gavian	none	>$100,000
John G. Guffey, Jr.	>$100,000	>$100,000
M. Charito Kruvant	none	$10,001-$50,000
Arthur J. Pugh	none	$50,001-$100,000
D. Wayne Silby	none	>$100,000
Barbara J. Krumsiek	none	>$100,000
David R. Rochat	none	>$100,000

CMF California Municipal Intermediate

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
Name of Trustee/	Securities in the	in All Registered Investment Companies Overseen
Director	Fund	By Trustee/Director in Calvert Family of Funds

Richard L. Baird, Jr.	none	>$100,000
Frank H. Blatz, Jr.	none	>$100,000
Charles E. Diehl	none	>$100,000
Douglas E. Feldman	none	$10,001-$50,000
Peter W. Gavian	none	>$100,000
John G. Guffey, Jr.	none	>$100,000
M. Charito Kruvant	none	$10,001-$50,000
Arthur J. Pugh	none	$50,001-$100,000
D. Wayne Silby	none	>$100,000
Barbara J. Krumsiek	none	>$100,000
David R. Rochat	none	>$100,000

Trustees of the Fund not affiliated with the Fund's advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Deferred Compensation Plan. Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

Trustees/Directors Compensation Table
Fiscal Year 2001	Aggregate	Pension or	Total Compensation
(unaudited numbers)	Compensation from	Retirement Benefits	from Registrant and
	Registrant for Service	Accrued as part of	Fund Complex paid
	as Trustee/Directors	Registrant Expenses	to Trustee/Directors*

Calvert Tax-Free Reserves

Richard L. Baird, Jr.	$23,443	--	$47,600
Frank H. Blatz, Jr.	$24,277	$24,277	$56,000
Charles E. Diehl	$24,277	--	$56,000
Douglas E. Feldman	$24,277	--	$41,500
Peter W. Gavian	$24,277	--	$41,500
John G. Guffey, Jr.	$24,277	$12,138	$64,273
M. Charito Kruvant	$24,277	$14,566	$56,000
Arthur J. Pugh	$24,277	--	$56,000
D. Wayne Silby	$23,443	--	$78,838

Calvert Municipal Fund

Richard L. Baird, Jr.	$881	--	$47,600
Frank H. Blatz, Jr.	$914	$914	$56,000
Charles E. Diehl	$914	--	$56,000
Douglas E. Feldman	$914	--	$41,500
Peter W. Gavian	$914	--	$41,500
John G. Guffey, Jr.	$914	$457	$64,273
M. Charito Kruvant	$914	$548	$56,000
Arthur J. Pugh	$914	--	$56,000
D. Wayne Silby	$881	--	$78,838

* Certain trustees have chosen to defer their compensation. As of December 31, 2001, total deferred compensation from the Fund complex, including dividends and capital appreciation for the trustees shown was: Blatz, $764,426.90; Diehl, $397,373.81; Gavian, $210,394.41; Kruvant, $33,524.04; and Pugh, $64,030.82. The Fund Complex had ten (10) registered investment companies at December 31, 2001.

Investment advisor

The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a controlled subsidiary of Ameritas-Acacia Mutual Holding Company.

Under the Advisory agreement, the Advisor manages the investment and reinvestment of the Fund's assets, subject to the direction and control of the Fund's Board of Trustees. For its services, the Advisor receives from each Portfolio an annual fee of 0.60% of the first $500 million of the Portfolio's average daily net assets, 0.50% of the next $500 million of such assets, and 0.40% of all such assets over $1 billion.

The advisory fee is payable monthly. The Advisor reserves the right (i) to waive all or a part of its fee and (ii) to compensate, at its expense, broker-dealers in consideration of their promotional and administrative services. The Advisor provides the Fund with investment advice and research, pays the salaries and fees of all Trustees and executive officers of the Fund who are employees of the Advisor, or its affiliates and pays certain Fund advertising and promotional expenses. The Fund pays all other administrative and operating expenses, including: custodial fees; shareholder servicing; dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.

The Advisor may voluntarily reimburse the Portfolio for expenses. The following table shows the advisory fees paid by each Portfolio to the Advisor for fiscal years 1999, 2000, and 2001.

	1999	2000	2001

Long-Term	$337,132	$300,888	$357,286
Vermont	$302,238	$283,126	$301,670
National	$387,442	$378,815	$456,596
California	$201,388	$175,622	$167,245

In reapproving the investment advisory agreements, the Board of Trustees considered on a Fund-by-Fund basis the following factors: the nature and quality of the services provided by the advisor; the advisor's personnel and operations; the advisor's financial condition; the level and method of computing each Fund's management fee; comparative performance, fee and expense information for each of the Funds; the profitability of the Calvert Group of Funds to the advisor; the direct and indirect benefits, if any, derived by the advisor from the relationship with the Funds; the effect of each Fund's growth and size on the Fund's performance and expenses; and any possible conflicts of interest. In reviewing the overall profitability of the management fee to the Funds' advisor, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Funds for which they receive compensation.

administrative services agent

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of the Fund's affairs. Exclusive of the CTFR Money Market Portfolio, CTFR pays an annual fee of $80,000, allocated between the remaining Portfolios based on assets. The Calvert Municipal Fund Portfolios (National and California) each pay a fee of 0.10% of their respective average annual net assets. The service fees paid by the Portfolios to Calvert Administrative Services Company for the past 3 fiscal years were:

	1999	2000	2001

Long-Term	$2,017	$4,098	$0
Vermont	$0	$3,856	$2,541
National	$62,430	$63,136	$68,794
California	$27,667	$27,834	$20,452

transfer and shareholder servicing agents

National Financial Data Services, Inc. ("NFDS"), 330 W. 9th Street, Kansas City, Missouri 64105, a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

Calvert Shareholder Services, Inc. ("CSSI"), 4550 Montgomery Avenue, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

For these services, NFDS and Calvert Shareholder Services, Inc. receive a fee based on the number of shareholder accounts and transactions.

independent accountants and custodians

Arthur Andersen LLP has been selected by the Board of Directors to serve as independent accountants for fiscal year 2002. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. Allfirst Financial, Inc., 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

method of distribution

Calvert Distributions, Inc, ("CDI"), 4550 Montgomery Ave., Suite 1000N Bethesda, Maryland 20814, is the principal underwriter and distributor for the Fund. CDI is an affiliate of the Fund's Advisor. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

CTFR Long-Term and Vermont

Shares are offered at net asset value plus a front-end sales charge as follows:

	As a % of	As a % of	Allowed to
	offering	net amount	Brokers as a %
Amount of Investment	price	invested	offering price

Less than $50,000	3.75%	3.90%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.25%
$100,000 but less than $250,000	2.25%	2.30%	1.75%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%

National and California

Shares are offered at net asset value plus a front-end sales charge as follows:

	As a % of	As a % of	Allowed to
Amount of	offering	net amount	Brokers as a %
Investment	price	invested	offering price

Less than $50,000	2.75%	2.83%	2.25%
$50,000 but less than $100,000	2.25%	2.30%	1.75%
$100,000 but less than $250,000	1.75%	1.78%	1.25%
$250,000 but less than $500,000	1.25%	1.27%	0.95%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%

CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions),

and the amount retained by CDI (net of reallowance and finders fees) for the last three fiscal years were as follows:

Fiscal Year	1999			2000			2001
	Gross	/	Net	Gross	/	Net	Gross	/	Net
Long-Term	$40,239	/	$15,336	$16,400	/	$6,256	$39,034	/	$18,524
National	$38,952	/	$8,092	$25,845	/	$8,425	$41,561	/	$(20,230)
Vermont	$52,430	/	$31,429	$24,626	/	$5,555	$36,520	/	$18,592
California	$24,072	/	$9,825	$19,189	/	$5,883	$18,858	/	$4,912

Fund Trustees and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940 Long-Term, National, and California have each adopted Distribution Plans (the "Plans") which permit the Fund to pay certain expenses associated with the distribution and servicing of its shares (Vermont has not adopted a Distribution Plan). Such expenses may not exceed, on an annual basis, 0.35% of Long-Term's average daily net assets, and 0.25% of National and California's respective average daily net assets.

The Distribution Plans were approved by the Board of Trustees/Directors, including the Trustees/Directors who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The selection and nomination of the Trustees/Directors who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees/Directors. In establishing the Plan, the Trustees/Directors considered various factors including the amount of the distribution fee. The Trustees/Directors determined that there is a reasonable likelihood that the Plan will benefit the Portfolio and its shareholders, including economics of scale at higher assets levels better investment opportunities and more flexibility in managing a growing portfolio.

The Plan may be terminated by vote of a majority of the non-interested Trustees/Directors who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding shares of the Portfolio. Any change in the Plan that would materially increase the distribution cost to the Portfolio requires approval of the shareholders of the affected class; otherwise, the Plan may be amended by the Trustees/Directors, including a majority of the non-interested Trustees as described above.

The Plan will continue in effect for successive one-year terms provided that such continuance is annually approved by (i) the vote of a majority of the Trustees/Directors who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Trustees.

Apart from the Plan, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Portfolio. For the fiscal year ended December 31, 2001, they paid to broker/dealers from their own resources a total of $1,682,029 for distribution expenses for all funds in the Calvert Group. The Advisor and/or CDI has agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those Firm's accounts for their marketing and distribution of Fund shares, above the usual sales charges and service fees. This list may be changed from time to time. As of December 31, 2001, the Advisor and/or CDI had special arrangements with the following firms: Fidelity, Morgan Stanley, Prudential Securities, Salomon Smith Barney, American Express Financial Advisors, Merrill Lynch, PaineWebber, and The Advisors Group.

CDI makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Fund based on the average daily net assets of the Fund. These fees are paid pursuant to the Fund's Distribution Plan. The

Distribution Plan Expenses paid by Long-Term to CDI for the fiscal year ended December 31, 2001, were spent for the following purposes:

Compensation to broker-dealers	$53,593
Compensation to sales personnel	--
Advertising	--
Printing and mailing of prospectuses	--
to other than current shareholders	--
Compensation to underwriters	--
Interest, financial charges	--
Other	--
Total Paid to CDI	$53,593

Vermont, National, and California did not pay any Distribution Plan expenses during fiscal year 2001.

portfolio transactions

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Advisor makes investment decisions and the choice of brokers and dealers under the direction and supervision of the Board of Trustees/Directors.

Broker-dealers who execute portfolio transactions on behalf of the Portfolios are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, etc., market familiarity, reliability, integrity, and financial condition, subject to the Advisor's obligation to seek best execution. The Advisor may also consider sales of Portfolio shares as a factor in the selection of brokers.

The Portfolios did not pay any brokerage commissions during the last three fiscal years.

While the Advisor selects brokers primarily on the basis of best execution, in some cases it may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to it. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Portfolio. Such services include portfolio attribution systems, return-bases style analysis, and trade-execution analysis.

The Advisor may also direct selling concessions and/or discounts in fixed-price offerings for research services.

If, in the judgment of the Advisor, the Portfolios or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commission which another broker may have charged for effecting the same transactions. It is the policy of the Advisor that such research services will be used for the benefit of the Portfolios as well as other Calvert Funds and managed accounts.

The Portfolio turnover rates for the last two fiscal years are as follows:

	2000	2001
Long-Term	85%	85%
Vermont	5%	8%
National	32%	43%
California	4%	10%

personal securities transactions

The Fund, its Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Fund's investment personnel to invest in securities that maybe purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material information.

general information

The Portfolios are open-end, non-diversified investment management investment companies. Long-Term and Vermont are series of Calvert Tax-Free Reserves, which was organized as a Massachusetts business trust on October 20, 1980. The other series of the Fund include the Money Market Portfolio, Limited-Term Portfolio, and California Money Market Portfolio. National and California are series of Calvert Municipal Fund, Inc., a Maryland corporation organized on February 4, 1992. Calvert Tax-Free Reserve's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board.

The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees/Directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own.

control persons and principal holders of securities

As of March 31, 2002 the following shareholders owned 5% or more of the outstanding voting securities of the Fund as shown:

Name and Address	% of Ownership

CTFR Long-Term Portfolio

General (Retired) Colin Powell or	16.84%
Alma J Powell
McLean, VA 22101-3028

John A Swanson	7.84%
1551 Saint James Circle
The Villages, FL 32162-7648

Harold Lustig or Laura Lustig	6.51%
47 Davis Hill Road
Weston, CT 06883-1960

CTFR Vermont Municipal Portfolio

Merfarm & Co	9.70%
C/O Trust Operations
275 Kennedy Drive
South Burlington, VT 05403-6785

Calvert National Municipal Intermediate Fund

Charles Scwab & Co Inc	9.60%
Reinvest Acct.
ATTN: Mutual Fund Dept
101 Montgomery Street
San Francisco, CA 94101-4122

Robert P Taishoff TTEE	7.06%
Lawrence B Taishoff Flint Trust
309 Martins Cove Road
Annapolis, MD 21401-5952

John A Swanson	6.65%
1551 Saint James Circle
The Villages, FL 32162-7648

Calvert California Municipal Intermediate Fund

MFPF&S For the Sole Benefit of its Customers	7.88%
ATTN: Fund Administration
4800 Deer Lake Drive East
Floor 3
Jacksonville, Fl 32246-6484

James J Bochnowski & Janet A Bochnowski Comm Property	6.77%
28 Camino Por Los Arboles
Atherton, CA 94027-5941

appendix

Municipal Obligations

Municipal obligations are debt obligations issued by states, cities, municipalities, and their agencies to obtain funds for various public purposes. Such purposes include the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses, and the lending of funds to other public institutions and facilities. In addition, certain types of private activity bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax in the opinion of bond counsel to the issuer. Although the interest paid on the proceeds from private activity bonds used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may be exempt from federal income tax, current federal tax law places substantial limitations on the size of such issues.

Municipal obligations are generally classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source but not from the general taxing power. Tax-exempt private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations both within a particular classification and among classifications.

Municipal obligations are generally traded on the basis of a quoted yield to maturity, and the price of the security is adjusted so that relative to the stated rate of interest it will return the quoted rate to the purchaser.

Short-term and limited-term municipal obligations include Tax Anticipation Notes, Revenue Anticipation Notes Bond Anticipation Notes, Construction Loan Notes, and Discount Notes. The maturities of these instruments at the time of issue generally will range between three months and one year. Pre-Refunded Bonds with longer nominal maturities that are due to be retired with the proceeds of an escrowed subsequent issue at a date within one year and three years of the time of acquisition are also considered short-term and limited-term municipal obligations.

Municipal Bond and Note Ratings

Description of Moody's Investors Service, Inc.'s ratings of state and municipal notes:

Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk.

MIG 1: Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG2: Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG3: Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG4: Notes bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Description of Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:

Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.

Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.

Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.

C/C: This rating is only for no-interest income bonds.

D: Debt in default; payment of interest and/or principal is in arrears.

The Fund may also rely on ratings by any other NRSRO, such as Fitch International Rating Agency.

LETTER OF INTENT

__________________

Date

Calvert Distributors, Inc.

4550 Montgomery Avenue, Suite 1000N

Bethesda, MD 20814

Ladies and Gentlemen:

By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

I intend to invest in the shares of:_______________ Fund or Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

__ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

The commission allowed by CDI to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.

_____________________________

Dealer

_____________________________

Name of Investor(s)

By

Authorized Signer

____________________________

Address

____________________________

Signature of Investor(s)

____________________________

Date

____________________________

Signature of Investor(s)

____________________________

Date


PART C. OTHER INFORMATION

Item 23. Exhibits:

99B.1 Declaration of Trust incorporated by reference to Registrant's Post-Effective Amendment No. 49, April 27, 2000, accession number 0000319676-00-000004.

99B.2 By-Laws incorporated by reference to Registrant's Post-Effective Amendment No. 49, April 27, 2000, accession number 0000319676-00-000004.

99.B5 Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 48, dated April 27, 1999, accession number 0000319676-99-000011.

99.B6 Underwriting Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed April 30, 1998, accession number 0000882671-98-000012.

99.B7 Deferred Compensation Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 49, April 27, 2000, accession number 0000319676-00-000004.

99.B8. Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 50, April 27, 2001, accession number 0000930661-01-500295.

99.B9 a Transfer Agency Contract and Shareholder Servicing Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 45, April 30, 1998, accession number 0000319676-98-000007.

99.B9 b Administrative Services Agreement, Amendment to Agreement, and Schedule A incorporated by reference to Registrant's Post-Effective Amendment No. 49, April 27, 2000, accession number 0000319676-00-000004.

99.B10 Opinion and Consent of Counsel filed herewith.

99.B11 Andersen Consent of Independent Accountants filed herewith.

99.B15 Plan of Distribution incorporated by reference to Registrant's Post-Effective Amendment No. 49, April 27, 2000, accession number 0000319676-00-000004.

99.B15a Plan of Distribution for Class T, incorporated by reference to Registrant's Post-Effective Amendment No. 49, April 27, 2000, accession number 0000319676-00-000004.

99.B17a Multiple-class plan pursuant to Investment Company Act of 1940 Rule 18f-3, as amended, incorporated by reference to Registrant's Post-Effective Amendment No. 49, April 27, 2000, accession number 0000319676-00-000004.

99.B17b Power of Attorney Forms signed by each Trustee incorporated by reference to Registrant's Post-Effective Amendment No. 48, dated April 27, 1999, accession number 0000319676-99-000011.

99.B18 Code of Ethics for CAM incorporated by reference to Registrant's Post-Effective Amendment No. 49, April 27, 2000, accession number 0000319676-00-000004.

Item 25. Indemnification

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 26. Business and Other Connections of Investment Adviser

Name Name of Company, Principal Business and Address Capacity
Barbara J. Krumsiek	Calvert Variable Series, Inc.	Officer
	Calvert Municipal Fund, Inc.	and
	Calvert World Values Fund, Inc.	Director
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
----------------
	First Variable Rate Fund for	Officer
	Government Income	and
	Calvert Tax-Free Reserves	Trustee
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
----------------
Calvert Asset Management Co., Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814
----------------
	Calvert Group, Ltd.	Officer
	Holding Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814
----------------
	Calvert Shareholder Services, Inc.	Officer
	Transfer Agent	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814
---------------
	Calvert Administrative Services Co.	Officer
	Service Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814
---------------
	Calvert Distributors, Inc.	Officer
	Broker-Dealer	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814
---------------
Ronald M. Wolfsheimer	First Variable Rate Fund	Officer
for Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
--------------
	Calvert Asset Management Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Shareholder Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Administrative Services Co.	Officer
	Service Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814
---------------
	Calvert Distributors, Inc.	Officer
	Broker-Dealer	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814
---------------
David R. Rochat	First Variable Rate Fund	Officer
	for Government Income	and
	Calvert Tax-Free Reserves	Trustee
Calvert Cash Reserves
The Calvert Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Municipal Fund, Inc.	Officer
	Investment Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814
---------------
	Calvert Asset Management Co., Inc.	Officer
	Investment Advisor	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814
---------------
	Chelsea Securities, Inc.	Officer
	Securities Firm	and
	Post Office Box 93	Director
Chelsea, Vermont 05038
---------------
	Grady, Berwald & Co.	Officer
	Holding Company	and
	43A South Finley Avenue	Director
Basking Ridge, NJ 07920
---------------
Reno J. Martini	Calvert Asset Management Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	First Variable Rate Fund	Officer
for Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
Charles T. Nason	Ameritas Acacia Mutual	Officer
	Holding Company	and
	Acacia Life Insurance	Director
Insurance Companies
7315 Wisconsin Avenue
Bethesda, Maryland 20814
---------------
	Acacia Financial Corporation	Officer
	Holding Company	and
	7315 Wisconsin Avenue	Director
Bethesda, Maryland 20814
---------------
	Acacia Federal Savings Bank	Director
Savings Bank
7600-B Leesburg Pike
Falls Church, Virginia 22043
---------------
	Enterprise Resources, Inc.	Director
Business Support Services
7315 Wisconsin Avenue
Bethesda, Maryland 20814
---------------
	Acacia Realty Square, L.L.C.	Director
Realty Investments
7315 Wisconsin Avenue
Bethesda, Maryland 20814
---------------
	Gardner Montgomery Company	Director
Tax Return Preparation Services
7315 Wisconsin Avenue
Bethesda, Maryland 20814
---------------
	Calvert Group, Ltd.	Director
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Administrative Services Co.	Director
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Asset Management Co., Inc.	Director
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Shareholder Services, Inc.	Director
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Social Investment Fund	Trustee
Investment Company
4550 Montgomery Avenue
Bethesda, Maryland 20814
-----------------
	The Advisors Group, Ltd.	Director
Broker-Dealer and
Investment Advisor
7315 Wisconsin Avenue
Bethesda, Maryland 20814
---------------
Robert-John H. Sands	Ameritas Acacia Mutual Holding	Officer
Company
Acacia Life Insurance
	Acacia National Life Insurance	Officer
	Insurance Company	and
	7315 Wisconsin Avenue	Director
Bethesda, Maryland 20814
----------------
	Acacia Life Insurance	Officer
Insurance Company
7315 Wisconsin Avenue
Bethesda, Maryland 20814
----------------
	Acacia Financial Corporation	Officer
	Holding Company	and
	7315 Wisconsin Avenue	Director
Bethesda, Maryland 20814
----------------
	Acacia Federal Savings Bank	Officer
Savings Bank
7600-B Leesburg Pike
Falls Church, Virginia 22043
---------------
	Enterprise Resources, Inc.	Director
Business Support Services
7315 Wisconsin Avenue
Bethesda, Maryland 20814
---------------
	Acacia Realty Square, L.L.C.	Director
Realty Investments
7315 Wisconsin Avenue
Bethesda, Maryland 20814
---------------
	The Advisors Group, Ltd.	Director
Broker-Dealer and
Investment Advisor
7315 Wisconsin Avenue
Bethesda, Maryland 20814
---------------
	Gardner Montgomery Company	Director
Tax Return Preparation Services
7315 Wisconsin Avenue
Bethesda, Maryland 20814
---------------
	Calvert Group, Ltd.	Director
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Administrative Services Co.	Director
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Asset Management, Co., Inc.	Director
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Shareholder Services, Inc.	Director
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
William M. Tartikoff	Acacia National Life Insurance	Officer
Insurance Company
7315 Wisconsin Avenue
Bethesda, Maryland 20814
----------------
	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Administrative	Officer
Services Company
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Asset Management Co. Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814
----------------
	Calvert Shareholder Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814
----------------
	Calvert Distributors, Inc.	Director
	Broker-Dealer	and
	4550 Montgomery Avenue	Officer
Bethesda, Maryland 20814
----------------
Susan Walker Bender	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Administrative Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Asset Management Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814
----------------
	Calvert Shareholder Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814
----------------
	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814
----------------
	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
Ivy Wafford Duke	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Administrative Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Asset Management Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814
----------------
	Calvert Shareholder Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814
----------------
	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814
----------------
	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
Victor Frye	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Administrative Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Asset Management Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814
----------------
	Calvert Shareholder Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814
----------------
	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814
----------------
	The Advisors Group, Ltd.	Counsel
	Broker-Dealer and	and
	Investment Advisor	Compliance
	7315 Wisconsin Avenue	Manager
Bethesda, Maryland 20814
----------------
	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
Corrine Oliver	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Administrative Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
	Calvert Asset Management Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814
----------------
	Calvert Shareholder Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814
------------------
	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814
------------------
First Variable Rate Fund
for Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
Mike Yuhas	First Variable Rate Fund	Fund
	for Government Income	Controller
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
Hui Ping Ho	First Variable Rate Fund	Treasurer
for Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
---------------
Daniel K. Hayes	Calvert Asset Management Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814
------------------
	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
------------------
John Nichols	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814
------------------
Gregory Habeeb	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814
------------------
Kemal Ahmed	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814
------------------

Item 27. Principal Underwriters

(a) Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert Social Index Series, Inc., Calvert Variable Series, Inc., and Calvert Impact Fund, Inc.

(b) Positions of Underwriter's Officers and Directors
Name and Principal	Position(s) with	Position(s) with
Business Address*	Underwriter	Registrant

Barbara J. Krumsiek	Director and Chief Executive Officer	Director and Chairman
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial Officer	Treasurer
William M. Tartikoff	Director, Senior Vice President, Secretary and General Counsel	Vice President and Secretary
Craig Cloyed	President	None
Reginald Stanley	Senior Vice President	None
Karen Becker	Vice President of, Operations	None
David Leach	Vice President	None
Geoffrey Ashton	Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Anthony Eames	Regional Vice President	None
Steve Himber	Regional Vice President	None
Tanya Williams	Regional Vice President	None
Ben Ogbogu	Regional Vice President	None
Christine Teske	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Susan Walker Bender	Assistant Vice President	Assistant Secretary
Ivy Wafford Duke	Assistant Vice President	Assistant Secretary
Victor Frye	Assistant Vice President and Compliance Officer	Assistant Secretary and Compliance Officer
Corrine Oliver	Assistant Secretary	Assistant Secretary
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

(c) Inapplicable.

Item 28. Location of Accounts and Records

Ronald M. Wolfsheimer, Treasurer

and

William M. Tartikoff, Secretary

4550 Montgomery Avenue, Suite 1000N

Bethesda, Maryland 20814

Item 29. Management Services

Not Applicable

Item 30. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 26th day of April, 2002.

CALVERT TAX-FREE RESERVES

By: _________________**_________________

Barbara J. Krumsiek, President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date

__________**____________	President and	4/26/02
Barbara J. Krumsiek	Trustee

__________**____________	Treasurer	4/26/02
Ronald M. Wolfsheimer

__________**____________	Trustee	4/26/02
Richard L. Baird, Jr.

__________**____________	Trustee	4/26/02
Frank H. Blatz, Jr., Esq.

__________**____________	Trustee	4/26/02
Charles E. Diehl

__________**___________	Trustee	4/26/02
Douglas E. Feldman

__________**____________	Trustee	4/26/02
Peter W. Gavian

__________**____________	Trustee	4/26/02
John G. Guffey, Jr.

__________**____________	Trustee	4/26/02
M. Charito Kruvant

__________**____________	Trustee	4/26/02
Arthur J. Pugh

__________**____________	Trustee	4/26/02
David R. Rochat

__________**____________	Trustee	4/26/02

**By Susan Walker Bender as Attorney-in-fact, pursuant to Power of Attorney.

/s/ Susan Walker Bender